                              -  BT INVESTMENT FUNDS  -


--------------------------------------------------------------------------------

                                 LIFECYCLE LONG RANGE
                                 LIFECYCLE MID RANGE
                                LIFECYCLE SHORT RANGE

--------------------------------------------------------------------------------



                                  SEMI-ANNUAL REPORT
                                 --------------------
                                    SEPTEMBER-1997

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTERS TO SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . .    3

BT INVESTMENT LIFECYCLE FUNDS
     Statement of Assets and Liabilities. . . . . . . . . . . . . . .    8
     Statement of Operations. . . . . . . . . . . . . . . . . . . . .    9
     Statement of Changes in Net Assets . . . . . . . . . . . . . . .   10
     Financial Highlights . . . . . . . . . . . . . . . . . . . . . .   12
     Notes to Financial Statements. . . . . . . . . . . . . . . . . .   15

ASSET MANAGEMENT PORTFOLIOS
     Schedule of Portfolio Investments. . . . . . . . . . . . . . . .   17
     Statement of Assets and Liabilities. . . . . . . . . . . . . . .   26
     Statement of Operations. . . . . . . . . . . . . . . . . . . . .   27
     Statement of Changes in Net Assets . . . . . . . . . . . . . . .   28
     Financial Highlights . . . . . . . . . . . . . . . . . . . . . .   30
     Notes to Financial Statements. . . . . . . . . . . . . . . . . .   31

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the BT Investment Lifecycle Long Range, Mid Range, and Short Range Funds, providing a review of the markets, the Portfolios, and our outlook, as well as a complete financial summary of the Funds' operations and a listing of the Portfolios' holdings.

The Lifecycle Funds (the "Funds") outperformed their benchmarks for the semi-annual period ended September 30, 1997. This strong relative performance was due primarily to asset allocation.

MARKET ACTIVITY
U.S. MARKETS
Economic growth in the first quarter of the Funds' fiscal year was a strong 3.6%, and then it slowed in the next quarter to an estimated 2.8%. The inflation picture, which was already quite benign, improved even further. In
fact, talk of potential deflation even appeared on the scene.   Given this
scenario, the Federal Reserve Board opted to maintain its tight monetary policy during these months, holding its target for the federal funds rate at 5.5%. We believe this suggests that any further tightening will occur only after inflationary pressures become more evident.

Strong economic growth combined with a lack of inflation proved to be positive for both the equity and bond markets, although there was a short-lived correction in each during the period, as questions were raised concerning the possibility of emerging inflation.

U.S. EQUITIES
After a correction of approximately 10% between early March and mid-April, the S&P 500 Index* rebounded and advanced by a huge 17.4% for the second calendar quarter. The combination of impressive gains in corporate profits, despite the absence of pricing power, along with the lack of evident inflation supported the market's rise to record levels. The Dow Jones Industrial Average broke the 8000 mark on July 17, and the S&P 500 Index moved to a record level on August 4. The Index fell back for the rest of August, swung back once more and almost recovered to a new peak at the end of September. Even with that impressive performance, smaller stocks, as represented by the Russell 2000 Index*, recovered from its March/April bear market even more strongly. For the period from May through September 1997, small cap stocks outperformed both the midcap and large cap segments of the market and broke records virtually every day in September.

U.S. BONDS
The bond market, too, was strong during this semi-annual period overall. The U.S. Treasury market rallied through most of both quarters, with yields closing 0.60% to 0.80% below opening levels. Continued benign inflation and controlled economic growth put the market's expectations of Federal Reserve Board activity on hold and supported the rally in the second calendar quarter. In the next quarter, the economy continued to grow at a reasonably good rate, while inflation remained muted-a now familiar combination. However, a stronger-than-expected employment release in early August, combined with the digestion of the $38 billion Treasury Refunding, interrupted the rally mid-quarter, and the bond market trended irregularly higher before rates resumed their fall at the end of the quarter.

INTERNATIONAL MARKETS
Most of the world's developed equity markets came roaring back in September, shaking off summer doldrums and returning to their record-setting pace set through most of the past twelve months amidst a backdrop of sustainable economic growth and historically low inflation. So, too, international bonds lagged the U.S. by only 0.29% in the second calendar quarter, as domestic issues in several major markets at least partially offset the positive tone provided by the U.S. And in the third calendar quarter, international bonds precisely matched the performance of the U.S. fixed income market. With U.S. Federal Reserve Board policymakers on hold for the time being and renewed confidence that European economic and monetary convergence will occur, a supportive environment for both bond and stock markets remains in place.

More specifically, Europe as a whole did not beat the surging U.S. market in the six months ended September 30, 1997. However, several of the individual European equity markets did outperform the S&P 500 Index, even in dollar terms, in spite of the strength of the U.S. dollar; these included Finland, Italy, and Spain. Strong bond market performances came from several of these same peripheral European nations, as the market came to accept that these economies will most likely participate in the first round of European Monetary Union in 1999.

The Japanese stock market continued its pattern of offering great promise and profound disappointment. The Nikkei skyrocketed to its year high in the second calendar quarter, as unexpectedly strong fiscal year 1996 earnings buoyed the market. And then in the third calendar quarter, Japan was the poorest performing major EAFE market. Several equity markets elsewhere in Asia also saw precipitous falls, as the Thai currency crisis set off in July sent the region into a tailspin from which it has yet to recover. This currency crisis also sent several of the Southeast Asian debt markets reeling. Japanese bond returns lagged the other international markets on a fully-hedged basis.

Canada continued its strong performance both in stocks and bonds, reflecting its growing, low inflation economy. Although the Bank of Canada has indicated that further interest rate moves may be necessary to contain inflationary pressure, fundamentals remain quite positive.

CASH
The U.S. dollar was strong versus most currencies, including the yen, the German mark, and the British pound, during the semi-annual period. Strong domestic economic growth, controlled inflation, and the Federal Reserve Board on hold, along with high volatility in Asia and Latin America, added to the relative attractiveness of the U.S. currency.

INVESTMENT REVIEW
Supported by the "new paradigm" of strong real growth and low inflation, as well as by strong stock market momentum, low long-term interest rates, and a relatively modest term premium, the Funds remained overweighted in U.S. stocks for the semi-annual period. As U.S. equities were the leading market for the six months, such an allocation was the primary reason for the Funds' strong performance.

-------------------
* Indexes are unmanaged, and investments cannot be made in an index. The S&P 500 Index emphasizes large capitalization stocks. The Russell 2000 Index represents the U.S. small capitalization market.

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Even though this sector did not match S&P performance, the Funds' portfolios remained competitive performers, and individual security selection remained strong.

An underweight position in the U.S. bond market was supported by weak momentum and increases in commodity prices, which, in turn, suggest inflationary pressures. The Funds' U.S. bond portfolios beat the Salomon Broad Investment Grade (BIG) Index* in the second calendar quarter and lagged it in the third calendar quarter, to end the six months even versus the benchmark. Corporate and mortgage issue selection accounted for both the relative out- and underperformance.

The Funds' underweight position in U.S. bonds was used to fund a neutral position in the international bond markets. International stock and bond market exposure provided diversification of risk, but did not make a substantial contribution to return during this period, although light investment in international equity markets, most consistently in Germany, helped performance. International bond market focus continued to be in Canada, France, and Japan++.

- The Lifecycle Long Range Fund returned 18.92%+ for the six months ended September 30, 1997, as compared to 16.93% for the Asset Allocation Index-Long Range** and 17.99% for the Lipper Flexible Portfolio Average+++. Since its inception on November 16, 1993, the Fund delivered a total return of 66.86% cumulatively, or 14.14% annualized, as of September 30, 1997.
     The Fund returned 27.62% for the year ended September 30, 1997. The Fund's asset weightings were 65% in U.S. equities, 20% in U.S. bonds, 10% in international bonds, 5% in international equities, and 0% in cash as of September 30, 1997.

- The Lifecycle Mid Range Fund returned 15.03%+ for the six months ended September 30, 1997, as compared to 12.66% for the Asset Allocation Index-Mid Range** and 17.99% for the Lipper Flexible Portfolio Average+++. Since its inception on October 14, 1993, the Fund delivered a total return of 46.62% cumulatively, or 10.14% annualized, as of September 30, 1997.
     The Fund returned 21.78% for the year ended September 30, 1997.   The
     Fund's asset weightings were 45% in U.S. equities, 40% in U.S. bonds, 10% in international bonds, 5% in international equities, and 0% in cash as of September 30, 1997.

- The Lifecycle Short Range Fund returned 10.96%+ for the six months ended September 30, 1997, as compared to 8.49% for the Asset Allocation Index-Short Range** and 14.32% for the Lipper Income Average+++. Since its inception on October 15, 1993, the Fund delivered a total return of 32.37% cumulatively, or 7.34% annualized, as of September 30, 1997. The Fund
     returned 15.84% for the year ended September 30, 1997.   The Fund's asset
     weightings were 25% in U.S. equities, 52% in U.S. bonds, 10% in international bonds, 5% in international equities, and 8% in cash as of September 30, 1997.

MANAGER OUTLOOK
Strong underlying fundamentals in the consumer sector, continued capital investment, and increased government spending are all expected to keep the U.S. economy on a relatively upward course, at least into the new year. At some point, we still anticipate that this relatively fast pace of economic growth will generate some inflationary pressures. Rising wage rates in response to the tight labor market conditions are bound to put some pressure on profit margins, force prices higher, or both. As inflation picks up, interest rates are expected to follow, although not to the degree feared earlier.

For the near term, then, the Funds remain overweight in U.S. stocks and underweight in U.S. bonds. We believe that a continual slowing of corporate profits growth, as the economy slows and as margins are crimped, heighten the possibility of correction in equity prices, as do the high current valuations. Any correction, though, is anticipated to be brief and mild, followed by renewed strength. As for the U.S. bond market, we believe a cautious stance is still warranted for now, although the long-term fundamentals for bonds are still favorable.

We believe Continental European markets continue to offer the best prospects both for international equities and bonds. In equities, France and the periphery nations should benefit the most, as European unification will reward companies that have taken the crucial steps required to be successful in the increasingly competitive marketplace. With Japanese bonds at record low levels and convergence being fully discounted in all but the shortest of maturities across peripheral Europe, we believe the largest potential for gains in the coming months appear to be in the intermediate sector of core European markets such as Germany.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high total return with reduced risk over the long term.

We value your ongoing support of the BT Investment Lifecycle Funds and look forward to continuing to serve your investment needs in the years ahead.


                                   /s/ Philip Green


                                     Philip Green
                               Portfolio Manager of the
                                   LIFECYCLE FUNDS
                                  September 30, 1997

-------------------
* The Salomon Broad Investment Grade Index covers an all-inclusive universe of institutionally-traded U.S. Treasury, agency, mortgage and corporate securities.
**   Indexes are unmanaged, and investments cannot be made in an index.
++ Foreign investing involves special risks, including currency risk, increased volatility of foreign securities and differences in auditing and other financial standards.
+ Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
+++ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Sevices, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE LONG RANGE FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

                       DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                       By Asset Class as of September 30, 1997
                       (PERCENTAGES ARE BASED ON MARKET VALUE)

[CHART]

Stocks                                                                     70%
Bonds                                                                      30%

This diversification pie chart shows the Fund's investment exposure to different asset classes (i.e. stocks, bonds and cash) based on the risk characteristics of the asset class rather than the actual instrument. For example, the Fund may buy or sell a futures contract to increase or decrease the Fund's exposure to the stock market.

FIVE LARGEST COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
    BankAmerica Corp.
--------------------------------------------------------------------------------
    Pfizer, Inc.
--------------------------------------------------------------------------------
    General Electric Co.
--------------------------------------------------------------------------------
    Merck & Co.
--------------------------------------------------------------------------------
    Chase Manhattan Corp.
--------------------------------------------------------------------------------

FIVE LARGEST FIXED INCOME SECURITIES
--------------------------------------------------------------------------------
    FNMA 7.500% 9/01/21
--------------------------------------------------------------------------------
    US T-Notes 5.875% 9/30/02
--------------------------------------------------------------------------------
    US T-Bond 7.625% 11/15/22
--------------------------------------------------------------------------------
    US T-Notes 6.000% 8/15/00
--------------------------------------------------------------------------------
    Ford Motor Credit 6.250% 11/08/00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

OBJECTIVE
Seeks high total return with reduced risk over the long term.

INVESTMENT INSTRUMENTS
Primarily common stocks, corporate and government issued intermediate- to long-term bonds, various government agency issued asset-backed securities, and all types of domestic and foreign securities and money market instruments.

--------------------------------------------------------------------------------


PERFORMANCE COMPARISON
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BT INVESTMENT LIFECYCLE LONG RANGE FUND, THE ASSET ALLOCATION INDEX-LONG RANGE AND THE S&P 500 INDEX SINCE NOVEMBER 30, 1993.

                             TOTAL RETURN FOR THE PERIOD
                               ENDED SEPTEMBER 30, 1997

                   Six Months                    Since 11/16/93*
                   ----------                    ---------------
                     18.92%                           14.14%**

-------------------
*   The Fund's inception date.
**  Annualized.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[GRAPH]

           --BT Investment    --Asset Allocation
           Lifecycle Long        Index --Long          --S&P 500
        Range Fund - $16,803   Range+ - $17,432      Index - $22,488

Nov-93         10000                10000                 10000
Dec-93         10101                10089                 10121
Mar-94          9748                 9787                  9737
Jun-94          9601                 9786                  9778
Sep-94          9766                10079                 10256
Dec-94          9803                10112                 10255
Mar-95         10392                10819                 11253
Jun-95         11077                11550                 12327
Sep-95         11560                12114                 13307
Dec-95         12057                12621                 14108
Mar-96         12408                12993                 14865
Jun-96         12775                13650                 15532
Sep-96         13167                14031                 16013
Dec-96         13964                14902                 17347
Mar-97         14130                15150                 17812
Jun-97         15771                16525                 20923
Sep-97         16803                17432                 22488

Past performance is not indicative of future performance. The S&P 500 Index is unmanaged, and investments may not be made in an index.

-------------------
+   Asset allocation Index-Long Range is comprised of the following:
      55% S&P 500 Index
      35% Salomon Broad Investment Grade Bond Index
      10% T-Bill 3-Month Index

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE MID RANGE FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

                       DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                       By Asset Class as of September 30, 1997
                       (PERCENTAGES ARE BASED ON MARKET VALUE)

[CHART]

Stocks  50%                                                        Bonds  50%

This diversification pie chart shows the Fund's investment exposure to different asset classes (i.e. stocks, bonds and cash) based on the risk characteristics of the asset class rather than the actual instrument. For example, the Fund may buy or sell a futures contract to increase or decrease the Fund's exposure to the stock market.

FIVE LARGEST COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
    BankAmerica Corp.
--------------------------------------------------------------------------------
    Pfizer, Inc.
--------------------------------------------------------------------------------
    General Electric Co.
--------------------------------------------------------------------------------
    Merck & Co.
--------------------------------------------------------------------------------
    Chase Manhattan Corp.
--------------------------------------------------------------------------------

FIVE LARGEST FIXED INCOME SECURITIES
--------------------------------------------------------------------------------
    US T-Notes 5.875% 9/30/02
--------------------------------------------------------------------------------
    US T-Bonds 7.625% 11/15/22
--------------------------------------------------------------------------------
    US T-Notes 6.000% 8/15/00
--------------------------------------------------------------------------------
    GNMA 8.000% 7/15/25
--------------------------------------------------------------------------------
    FNMA 7.500% 9/01/21
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OBJECTIVE
Seeks long term capital growth, current income and growth of income consistent with reasonable investment risk.

INVESTMENT INSTRUMENTS
Primarily common stocks, corporate and government issued intermediate- to long-term bonds, various government agency issued asset-backed securities, and all types of domestic and foreign securities and money market instruments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BT INVESTMENT LIFECYCLE MID RANGE FUND, THE ASSET ALLOCATION INDEX-MID RANGE AND THE S&P 500 INDEX SINCE OCTOBER 31, 1993.

                             TOTAL RETURN FOR THE PERIOD
                               ENDED SEPTEMBER 30, 1997

                   Six Months                    Since 10/14/93*
                   ----------                    -------------
                     15.03%                           10.14%**

-------------------
*   The Fund's inception date.
**  Annualized.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[GRAPH]

          --BT Investment
        Lifecycle Mid Range   --Asset Allocation Index      --S&P 500
          Fund - $14,780       --Mid Range+ - $15,388     Index - $22,275

Oct-93        10000                    10000                   10000
Dec-93         9955                    10006                   10024
Mar-94         9580                     9763                    9644
Jun-94         9486                     9755                    9685
Sep-94         9591                     9967                   10158
Dec-94         9620                    10031                   10157
Mar-95        10082                    10585                   11146
Jun-95        10636                    11144                   12210
Sep-95        10964                    11530                   13180
Dec-95        11404                    11903                   13973
Mar-96        11559                    12126                   14723
Jun-96        11851                    12758                   15384
Sep-96        11851                    13048                   15860
Dec-96        12738                    13696                   17182
Mar-97        12848                    13859                   17642
Jun-97        14011                    14732                   20724
Sep-97        14780                    15388                   22275

Past performance is not indicative of future performance. The S&P 500 Index is unmanaged, and investments may not be made in an index.

-------------------
+   Asset allocation Index-Mid Range is comprised of the following:
      35% S&P 500 Index
      45% Salomon Broad Investment Grade Bond Index
      20% T-Bill 3-Month Index

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE SHORT RANGE FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

                       DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                       By Asset Class as of September 30, 1997
                       (PERCENTAGES ARE BASED ON MARKET VALUE)

[CHART]

Stocks  30%
Cash  8%
Bonds  62%

This diversification pie chart shows the Fund's investment exposure to different asset classes (i.e. stocks, bonds and cash) based on the risk characteristics of the asset class rather than the actual instrument. For example, the Fund may buy or sell a futures contract to increase or decrease the Fund's exposure to the stock market.

FIVE LARGEST COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
    BankAmerica Corp.
--------------------------------------------------------------------------------
    General Electric Co.
--------------------------------------------------------------------------------
    Pfizer, Inc.
--------------------------------------------------------------------------------
    Merck & Co.
--------------------------------------------------------------------------------
    Chase Manhattan Corp.
--------------------------------------------------------------------------------

FIVE LARGEST FIXED INCOME SECURITIES
--------------------------------------------------------------------------------
    US T-Notes 6.000% 8/15/00
--------------------------------------------------------------------------------
    US T-Notes 5.875% 9/30/02
--------------------------------------------------------------------------------
    FNMA 7.500% 9/01/21
--------------------------------------------------------------------------------
    US T-Bond 7.625% 11/15/22
--------------------------------------------------------------------------------
    FNMA 7.000% 9/01/21
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OBJECTIVE
Seeks high income over the long term consistent with conservation of capital.

INVESTMENT INSTRUMENTS
Primarily common stocks, corporate and government issued intermediate- to long-term bonds, various government agency issued asset-backed securities, and all types of domestic and foreign securities and money market instruments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BT INVESTMENT LIFECYCLE SHORT RANGE FUND, THE ASSET ALLOCATION INDEX-SHORT RANGE AND THE S&P 500 INDEX SINCE OCTOBER 31, 1993.


                             TOTAL RETURN FOR THE PERIOD
                               ENDED SEPTEMBER 30, 1997

                   Six Months                    Since 10/15/93*
                   ----------                    -------------
                     10.96%                           7.34%**

-------------------
*   The Fund's inception date.
**  Annualized.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[GRAPH]

                                    --Asset Allocation
         --BT Investment Lifecycle     Index--Short         --S&P 500
        Short Range Fund - $13,317   Range+ - $13,664    Index - $22,275

Oct-93            10000                   10000               10000
Dec-93             9956                   10004               10024
Mar-94             9713                    9817                9644
Jun-94             9592                    9801                9685
Sep-94             9638                    9935               10158
Dec-94             9674                   10022               10157
Mar-95            10012                   10432               11146
Jun-95            10462                   10828               12210
Sep-95            10699                   11038               13180
Dec-95            11069                   11281               13973
Mar-96            11080                   11354               14723
Jun-96            11298                   11950               15384
Sep-96            11497                   12181               15860
Dec-96            11497                   12614               17182
Mar-97            12002                   12694               17642
Jun-97            12769                   13215               20724
Sep-97            13317                   13664               22275


Past performance is not indicative of future performance. The S&P 500 Index is unmanaged, and investments may not be made in an index.

-------------------
+   Asset allocation Index-Short Range is comprised of the following:
      15% S&P 500 Index
      55% Salomon Broad Investment Grade Bond Index
      30% T-Bill 3-Month Index

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS

STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                   LONG RANGE      MID RANGE     SHORT RANGE
                                                                                  ------------    -----------    -----------
ASSETS
  Investment in Portfolio, at Value* . . . . . . . . . . . . . . . . . . . . .    $106,375,187    $79,526,959    $38,714,406
  Receivable for Shares of Beneficial Interest Subscribed. . . . . . . . . . .         222,927        169,641         94,198
  Prepaid Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . .           5,958          5,878          5,866
                                                                                  ------------    -----------    -----------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     106,604,072     79,702,478     38,814,470
                                                                                  ------------    -----------    -----------
LIABILITIES
  Due to Bankers Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . .          31,291         20,874          8,310
  Payable for Shares of Beneficial Interest Redeemed . . . . . . . . . . . . .         233,766          5,500         17,908
  Accrued Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . .          22,026         22,082         21,850
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         287,083         48,456         48,068
                                                                                  ------------    -----------    -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $106,316,989    $79,654,022    $38,766,402
                                                                                  ------------    -----------    -----------
                                                                                  ------------    -----------    -----------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 84,085,481    $66,771,263    $34,821,470
  Undistributed (Overdistributed) Net Investment Income. . . . . . . . . . . .          11,433         12,867       (336,047)
  Undistributed Net Realized Gain from Investments, Foreign Currencies,
    Forward Foreign Currency and Futures Contracts . . . . . . . . . . . . . .       8,193,796      5,459,612      2,668,593
  Net Unrealized Appreciation on:
    Investments, Foreign Currencies and Forward Foreign Currency
      Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      13,486,387      6,955,781      1,406,005
    Futures Contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . .         539,892        454,499        206,381
                                                                                  ------------    -----------    -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $106,316,989    $79,654,022    $38,766,402
                                                                                  ------------    -----------    -----------
                                                                                  ------------    -----------    -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net assets
  divided by shares outstanding) . . . . . . . . . . . . . . . . . . . . . . .    $      14.05    $     12.22    $     11.10
                                                                                  ------------    -----------    -----------
                                                                                  ------------    -----------    -----------
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of
  shares of beneficial interest authorized). . . . . . . . . . . . . . . . . .       7,565,028      6,517,096      3,490,948
                                                                                  ------------    -----------    -----------
                                                                                  ------------    -----------    -----------


-------------------
* Allocated from Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III, respectively.


                 See Notes to Financial Statements on Pages 15 and 16

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                   LONG RANGE      MID RANGE     SHORT RANGE
                                                                                  ------------    -----------    -----------
INVESTMENT INCOME
  Income, net* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  1,425,002    $ 1,381,235    $   820,340
                                                                                  ------------    -----------    -----------
EXPENSES
  Administration and Services Fees . . . . . . . . . . . . . . . . . . . . . .         312,042        235,662        117,432
  Printing and Shareholder Reports . . . . . . . . . . . . . . . . . . . . . .           8,744          8,744          8,744
  Registration Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,353          4,395          4,309
  Professional Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,941          4,941          4,941
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,353          1,453          1,353
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,058          3,005          2,864
                                                                                  ------------    -----------    -----------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         334,491        258,200        139,643
  Less Expenses Absorbed by Bankers Trust. . . . . . . . . . . . . . . . . . .        (142,465)      (113,177)       (67,377)
                                                                                  ------------    -----------    -----------

    Net Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         192,026        145,023         72,266
                                                                                  ------------    -----------    -----------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,232,976      1,236,212        748,074
                                                                                  ------------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN
 CURRENCIES, FORWARD FOREIGN CURRENCY AND FUTURES CONTRACTS
  Net Realized Gain (Loss) from:
    Investment, Foreign Currency and Forward Foreign Currency
      Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (158,868)       (33,971)        25,781
    Futures Contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,765,118      2,131,132        946,728
  Net Change in Unrealized Appreciation on:
    Investments, Foreign Currency and Forward Foreign Currency
      Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      11,068,315      5,683,022      1,579,600
    Futures Contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,153,714        913,853        436,544

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN
                                                                                  ------------    -----------    -----------
CURRENCIES, FORWARD FOREIGN CURRENCY AND FUTURES CONTRACTS . . . . . . . . . .      14,828,279      8,694,036      2,988,653
                                                                                  ------------    -----------    -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . . . . . . .    $ 16,061,255    $ 9,930,248    $ 3,736,727
                                                                                  ------------    -----------    -----------
                                                                                  ------------    -----------    -----------


-------------------
* Income allocated from Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III, respectively.


                 See Notes to Financial Statements on Pages 15 and 16

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                                       LONG RANGE
                                                                                         ----------------------------------------
                                                                                               FOR THE              FOR THE
                                                                                           SIX MONTHS ENDED        YEAR ENDED
                                                                                         SEPTEMBER 30, 1997+     MARCH 31, 1997
                                                                                         -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $         1,232,976  $         1,831,370
  Net Realized Gain from Investments, Foreign Currencies, Forward Foreign
    Currency and Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . . .             2,606,250            6,543,684
  Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign
    Currencies, Forward Foreign Currency and Futures Contracts . . . . . . . . . . . .            12,222,029              (10,467)

                                                                                         -------------------  -------------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . . . . .            16,061,255            8,364,587
                                                                                         -------------------  -------------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (1,228,929)          (2,216,173)
  Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . . . . . .                    --           (2,901,114)

                                                                                         -------------------  -------------------
Total Distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (1,228,929)          (5,117,287)
                                                                                         -------------------  -------------------

CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Proceeds from Sales of Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . .            23,327,936           21,938,721
  Dividend Reinvestments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,228,929            5,117,271
  Cost of Shares Redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (11,363,537)          (8,024,398)
                                                                                         -------------------  -------------------
Net Increase from Capital Transactions in Shares of Beneficial Interest. . . . . . . .            13,193,328           19,031,594
                                                                                         -------------------  -------------------

TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            28,025,654           22,278,894

NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            78,291,335           56,012,441
                                                                                         -------------------  -------------------
End of Period (includes undistributed net investment income of $11,433 and $221,147,
  respectively). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $       106,316,989  $        78,291,335
                                                                                         -------------------  -------------------
                                                                                         -------------------  -------------------


                                                                                                         MID RANGE
                                                                                         ----------------------------------------
                                                                                               FOR THE              FOR THE
                                                                                           SIX MONTHS ENDED        YEAR ENDED
                                                                                         SEPTEMBER 30, 1997+     MARCH 31, 1997
                                                                                         -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $         1,236,212  $         1,986,569
  Net Realized Gain from Investments, Foreign Currencies, Forward Foreign
    Currency and Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . . .             2,097,161            4,207,234
  Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign
    Currencies, Forward Foreign Currency and Futures Contracts . . . . . . . . . . . .             6,596,875             (257,947)

                                                                                         -------------------  -------------------
  Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . . . .             9,930,248            5,935,856
                                                                                         -------------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (1,249,161)          (2,346,426)
  Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . . . . . .                    --           (2,020,093)

                                                                                         -------------------  -------------------
Total Distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (1,249,161)          (4,366,519)
                                                                                         -------------------  -------------------

CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Proceeds from Sales of Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . .            12,350,373           11,583,017
  Dividend Reinvestments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,249,070            4,366,423
  Cost of Shares Redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (4,493,010)          (7,118,197)
                                                                                         -------------------  -------------------
Net Increase from Capital Transactions in Shares of Beneficial Interest. . . . . . . .             9,106,433            8,831,243
                                                                                         -------------------  -------------------

TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            17,787,520           10,400,580

NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            61,866,502           51,465,922
                                                                                         -------------------  -------------------
End of Period (includes undistributed net investment income of $12,867 and $295,906
  respectively). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $        79,654,022  $        61,866,502
                                                                                         -------------------  -------------------
                                                                                         -------------------  -------------------


-------------------
+   Unaudited


                 See Notes to Financial Statements on Pages 15 and 16

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                                       SHORT RANGE
                                                                                         ----------------------------------------
                                                                                               FOR THE              FOR THE
                                                                                           SIX MONTHS ENDED        YEAR ENDED
                                                                                         SEPTEMBER 30, 1997+     MARCH 31, 1997
                                                                                         -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           748,074  $         1,312,101
  Net Realized Gain from Investments, Foreign Currencies, Forward Foreign
    Currency and Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . . .               972,509            1,896,801
  Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign
    Currencies, Forward Foreign Currency and Futures Contracts . . . . . . . . . . . .             2,016,144             (778,720)
                                                                                         -------------------  -------------------
  Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . . . .             3,736,727            2,430,182
                                                                                         -------------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (1,102,862)          (1,614,074)
                                                                                         -------------------  -------------------

CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Proceeds from Sales of Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . .             5,834,031            6,206,095
  Dividend Reinvestments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,102,862            1,614,074
  Cost of Shares Redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (3,355,873)          (4,983,599)

                                                                                         -------------------  -------------------
Net Increase from Capital Transactions in Shares of Beneficial Interest. . . . . . . .             3,581,020            2,836,570
                                                                                         -------------------  -------------------

TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             6,214,885            3,652,678

NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            32,551,517           28,898,839
End of Period (includes undistributed (overdistributed) net investment income of
                                                                                         -------------------  -------------------
  $(336,047) and $176,046, respectively) . . . . . . . . . . . . . . . . . . . . . . .   $        38,766,402  $        32,551,517
                                                                                         -------------------  -------------------
                                                                                         -------------------  -------------------


-------------------
+   Unaudited


                 See Notes to Financial Statements on Pages 15 and 16

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, other supplemental data and ratios to average net assets for each period indicated for the BT Investment Lifecycle Long Range Fund.



                                                                                      LONG RANGE
                                                     -----------------------------------------------------------------------------
                                                                                                                  FOR THE PERIOD
                                                                                   FOR THE YEAR ENDED            NOVEMBER 16, 1993
                                                           FOR THE                      MARCH 31,                  (COMMENCEMENT
                                                       SIX MONTHS ENDED            ------------------            OF OPERATIONS) TO
                                                      SEPTEMBER 30, 1997+  1997           1996           1995      MARCH 31, 1994
                                                     --------------------  ----           ----           ----    -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . .      $11.96         $11.32         $10.07          $9.68         $10.00
                                                        --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . .        0.14           0.35           0.37           0.30           0.02
  Net Realized and Unrealized Gain (Loss) on
    Investments, Foreign Currencies, Forward Foreign
    Currency and Futures Contracts . . . . . . . . .        2.12           1.18           1.54           0.32          (0.34)
                                                        --------       --------       --------       --------       --------
Total from Investment Operations . . . . . . . . . .        2.26           1.53           1.91           0.62          (0.32)
                                                        --------       --------       --------       --------       --------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . .       (0.17)         (0.39)         (0.38)         (0.23)            --
  Net Realized Gain from Investment Transactions . .          --          (0.50)         (0.28)            --             --
                                                        --------       --------       --------       --------       --------
Total Distributions. . . . . . . . . . . . . . . . .       (0.17)         (0.89)         (0.66)         (0.23)            --
                                                        --------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . .      $14.05         $11.96         $11.32         $10.07          $9.68
                                                        --------       --------       --------       --------       --------
                                                        --------       --------       --------       --------       --------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .      18.92%         13.88%         19.41%          6.60%          (8.42)%*
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) . . . . .    $106,317        $78,291        $56,012        $13,366         $5,203
  Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . . . .      2.57%*          2.73%          3.58%          3.41%         2.69%*
    Expenses, including Expenses of the Asset
      Management Portfolio . . . . . . . . . . . . .      1.00%*          1.00%          1.00%          1.00%         1.00%*
    Decrease Reflected in Above Expense Ratio Due to
      Absorption of Expenses by Bankers Trust. . . .      0.45%*          0.48%          0.60%          0.91%         6.00%*


-------------------
+   Unaudited
*   Annualized


                 See Notes to Financial Statements on Pages 15 and 16

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, other supplemental data and ratios to average net assets for each period indicated for the BT Investment Lifecycle Mid Range Fund.



                                                                                       MID RANGE
                                                     -----------------------------------------------------------------------------
                                                                                                                   FOR THE PERIOD
                                                                                   FOR THE YEAR ENDED             OCTOBER 14, 1993
                                                           FOR THE                      MARCH 31,                  (COMMENCEMENT
                                                       SIX MONTHS ENDED            ------------------            OF OPERATIONS) TO
                                                      SEPTEMBER 30, 1997+  1997           1996           1995      MARCH 31, 1994
                                                     --------------------  ----           ----           ----    -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . .      $10.80         $10.48          $9.61          $9.45         $10.00
                                                        --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . .        0.15           0.42           0.41           0.37           0.11
  Net Realized and Unrealized Gain (Loss) on
   Investments, Foreign Currencies, Forward Foreign
   Currency and Futures Contracts. . . . . . . . . .        1.47           0.72           0.96           0.11          (0.60)
                                                        --------       --------       --------       --------       --------
Total from Investment Operations . . . . . . . . . .        1.62           1.14           1.37           0.48          (0.49)
                                                        --------       --------       --------       --------       --------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . .       (0.20)         (0.44)         (0.44)         (0.32)         (0.06)
  Net Realized Gain from Investment Transactions . .          --          (0.38)         (0.06)            --             --
                                                        --------       --------       --------       --------       --------
Total Distributions. . . . . . . . . . . . . . . . .       (0.20)         (0.82)         (0.50)         (0.32)         (0.06)
                                                        --------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . .      $12.22         $10.80         $10.48          $9.61          $9.45
                                                        --------       --------       --------       --------       --------
                                                        --------       --------       --------       --------       --------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .      15.03%         11.16%         14.65%          5.24%         (10.48)%*
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) . . . . .     $79,654        $61,867        $51,466        $25,733        $19,170
  Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . . . .      3.41%*          3.48%          4.15%          4.01%         2.77%*
    Expenses, including Expenses of the Asset
     Management Portfolio II . . . . . . . . . . . .      1.00%*          1.00%          1.00%          1.00%         1.00%*
    Decrease Reflected in Above Expense Ratio Due to
     Absorption of Expenses by Bankers Trust . . . .      0.49%*          0.55%          0.58%          0.76%         1.10%*


-------------------
+   Unaudited
*   Annualized


                 See Notes to Financial Statements on Pages 15 and 16

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, other supplemental data and ratios to average net assets for each period indicated for the BT Investment Lifecycle Short Range Fund.



                                                                                     SHORT RANGE
                                                     -----------------------------------------------------------------------------
                                                                                                                  FOR THE PERIOD
                                                                                   FOR THE YEAR ENDED            NOVEMBER 15, 1993
                                                           FOR THE                      MARCH 31,                  (COMMENCEMENT
                                                       SIX MONTHS ENDED            ------------------            OF OPERATIONS) TO
                                                      SEPTEMBER 30, 1997+  1997           1996           1995      MARCH 31, 1994
                                                     --------------------  ----           ----           ----    -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . .      $10.31         $10.03          $9.50          $9.60         $10.00
                                                        --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . .        0.18           0.48           0.45           0.41           0.13
  Net Realized and Unrealized Gain (Loss) on
   Investments, Foreign Currencies, Forward Foreign
   Currency and Futures Contracts. . . . . . . . . .        0.94           0.34           0.54          (0.13)         (0.47)
                                                        --------       --------       --------       --------       --------
Total from Investment Operations . . . . . . . . . .        1.12           0.82           0.99           0.28          (0.34)
                                                        --------       --------       --------       --------       --------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . .       (0.33)         (0.54)         (0.46)         (0.37)         (0.06)
  Net Realized Gain from Investment Transactions . .          --             --             --          (0.01)            --
                                                        --------       --------       --------       --------       --------
Total Distributions. . . . . . . . . . . . . . . . .       (0.33)         (0.54)         (0.46)         (0.38)         (0.06)
                                                        --------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . .      $11.10         $10.31         $10.03          $9.50          $9.60
                                                        --------       --------       --------       --------       --------
                                                        --------       --------       --------       --------       --------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .      10.96%          8.32%         10.67%          3.08%          (7.39)%*
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) . . . . .     $38,766        $32,552        $28,899        $21,137        $17,582
  Ratios to Average Net Assets:
     Net Investment Income . . . . . . . . . . . . .      4.14%*          4.24%          4.64%          4.47%         3.12%*
     Expenses, including Expenses of the Asset
      Management Portfolio III . . . . . . . . . . .      1.00%*          1.00%          1.00%          1.00%         1.00%*
     Decrease Reflected in Above Expense Ratio Due to
      Absorption of Expenses by Bankers Trust. . . .      0.59%*          0.65%          0.65%          0.82%         1.12%*


-------------------
+   Unaudited
*   Annualized


                 See Notes to Financial Statements on Pages 15 and 16

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21,1986, as a business trust under the laws of the Commonwealth of Massachusetts. The BT Investment Lifecycle Long Range Fund, Mid Range Fund and Short Range Fund (each a "Fund", and collectively, the "Funds") are three of the funds offered to investors by the Trust. The Funds commenced operations and began offering shares of beneficial interest on the following dates:

                                                           COMMENCEMENT OF
                                                      OPERATIONS AND ISSUANCE
FUND                                                     OF BENEFICIAL INTEREST
----                                                  -------------------------
Long Range. . . . . . . . . . . . . . . . . . . . .       November 16, 1993
Mid Range . . . . . . . . . . . . . . . . . . . . .        October 14, 1993
Short Range . . . . . . . . . . . . . . . . . . . .        October 15, 1993

The Long Range Fund, Mid Range Fund and Short Range Fund invest substantially all of their assets in the Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio Ill (each a "Portfolio" and collectively, the "Portfolios"), respectively. The Portfolios are open-end management investment companies registered under the Act. The Funds seek to achieve their investment objectives by investing all of their investable assets in the respective Portfolio. The value of such investment in the Portfolios reflects each Fund's proportionate interest in the net assets of the respective Portfolio. At September 30, 1997, the Long Range Fund's investment was approximately 23% of the Asset Management Portfolio, the Mid Range Fund's investment was approximately 100% of the Asset Management Portfolio II and the Short Range Fund's investment was approximately 100% of the Asset Management Portfolio Ill.

The financial statements of each of the Portfolios, including the Schedules of Portfolio Investments, are contained elsewhere in this report.

B. INVESTMENT INCOME
Each Fund earns income, net of expenses, daily on its investment in the respective Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of each Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. DIVIDENDS
It is each Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by each Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually to the extent they are not offset by any capital loss carryforwards.

D. FEDERAL INCOME TAXES
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

E. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of the Funds. Expenses directly attributable to each Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Funds have entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Funds in return for a fee computed daily and paid monthly at an annual rate of 0.65 of 1% of each Fund's average daily net assets. For the six months ended September 30, 1997, these fees aggregated $312,042, $235,662 and $117,432 for the Long Range Fund, Mid Range Fund and Short Range Fund, respectively.

Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood, and previously Signature, may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of each Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of each Fund's shares. For the six months ended September 30, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of each Fund, to the extent necessary, to limit all expenses to 0.40 of 1% of the average daily net assets of each Fund, excluding expenses of the respective Portfolios and 1.00 of 1% of the average daily net assets of each Fund, including expenses of the respective Portfolios. For the six months ended September 30, 1997, expenses of the Long Range Fund, Mid Range Fund and Short Range Fund have been reduced by $142,465, $113,177 and $67,377, respectively.

Certain trustees and officers of the Funds are also directors, officers and or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustee of the Funds. Similarly, none of the Funds' officers received compensation from the Funds.

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 3--SHARES OF BENEFICIAL INTEREST
At September 30, 1997, there were an unlimited number of shares of benefical interest authorized. Transactions in shares of beneficial interest were as follows:



                                                                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997+
                                             ------------------------------------------------------------------------------------
                                                    LONG RANGE                     MID RANGE                   SHORT RANGE
                                             ------------------------      ------------------------       -----------------------
                                               SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT
                                             ---------    -----------      ---------    -----------       --------     ----------
Sold . . . . . . . . . . . . . . . . .       1,818,959    $23,327,936      1,069,874    $12,350,373        541,264     $5,834,031
Reinvested . . . . . . . . . . . . . .          89,507      1,228,929        104,159      1,249,070        101,275      1,102,862
Redeemed . . . . . . . . . . . . . . .        (890,972)   (11,363,537)      (385,063)    (4,493,010)      (310,135)    (3,355,873)
Increase . . . . . . . . . . . . . . .       1,017,494    $13,193,328        788,970     $9,106,433        332,404     $3,581,020


                                                                       FOR THE YEAR ENDED MARCH 31, 1997
                                             ------------------------------------------------------------------------------------
                                                    LONG RANGE                     MID RANGE                   SHORT RANGE
                                             ------------------------      ------------------------       -----------------------
                                               SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT
                                             ---------    -----------      ---------    -----------       --------     ----------
Sold . . . . . . . . . . . . . . . . .       1,845,973    $21,938,721      1,072,022    $11,583,017        604,532     $6,206,095
Reinvested . . . . . . . . . . . . . .         433,151      5,117,271        405,573      4,366,423        158,464      1,614,074
Redeemed . . . . . . . . . . . . . . .        (679,352)    (8,024,398)      (658,541)    (7,118,197)      (484,952)    (4,983,599)
Increase . . . . . . . . . . . . . . .       1,599,772    $19,031,594        819,054     $8,831,243        278,044     $2,836,570


+   Unaudited

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------



       SHARES                            DESCRIPTION                            VALUE
       ------                            -----------                        ------------
                   COMMON STOCKS - 49.62%
                   AEROSPACE - 0.21%
       17,600      Boeing Co.. . . . . . . . . . . . . . . . . . . . . .    $    958,100
                                                                            ------------

                   AIRLINES - 0.48%
       14,300      AMR Corp. (a) . . . . . . . . . . . . . . . . . . . .       1,582,831
        6,800      Delta Air Lines, Inc. . . . . . . . . . . . . . . . .         640,475
                                                                            ------------
                                                                               2,223,306
                                                                            ------------

                   AUTO RELATED - 1.32%
       28,500      Chrysler Corp.. . . . . . . . . . . . . . . . . . . .       1,049,156
       53,000      Dana Corp.. . . . . . . . . . . . . . . . . . . . . .       2,616,875
       36,900      General Motors Corp.. . . . . . . . . . . . . . . . .       2,469,994
                                                                            ------------
                                                                               6,136,025
                                                                            ------------

                   BANKS - 3.97%
       97,000      BankAmerica Corp. . . . . . . . . . . . . . . . . . .       7,111,312
       54,900      BankBoston Corp.. . . . . . . . . . . . . . . . . . .       4,855,219
       46,400      Chase Manhattan Corp. . . . . . . . . . . . . . . . .       5,475,200
        7,700      Citicorp                                                    1,031,319
                                                                            ------------
                                                                              18,473,050
                                                                            ------------

                   BEVERAGES - 1.86%
       37,200      Coca-Cola Co. . . . . . . . . . . . . . . . . . . . .       2,266,875
       27,300      Coca-Cola Enterprises, Inc. . . . . . . . . . . . . .         735,394
      127,300      PepsiCo, Inc. . . . . . . . . . . . . . . . . . . . .       5,163,606
       13,800      Seagram Company Ltd.. . . . . . . . . . . . . . . . .         486,450
                                                                            ------------
                                                                               8,652,325
                                                                            ------------

                   CHEMICALS AND TOXIC WASTE - 2.04%
        9,600      Air Products & Chemical, Inc. . . . . . . . . . . . .         796,200
       82,200      Du Pont (E.I.) de Nemours & Co. . . . . . . . . . . .       5,060,437
       84,500      Monsanto Co.. . . . . . . . . . . . . . . . . . . . .       3,295,500
       16,900      Solutia, Inc. (a) . . . . . . . . . . . . . . . . . .         338,000
                                                                            ------------
                                                                               9,490,137
                                                                            ------------

                   COMPUTER SERVICES - 1.56%
       52,100      Cisco Systems, Inc. (a) . . . . . . . . . . . . . . .       3,806,556
       65,000      CUC International, Inc. (a) . . . . . . . . . . . . .       2,015,000
       40,700      Seagate Technology, Inc. (a). . . . . . . . . . . . .       1,470,287
                                                                            ------------
                                                                               7,291,843
                                                                            ------------

                   COMPUTER SOFTWARE - 1.41%
       11,400      BMC Software, Inc. (a). . . . . . . . . . . . . . . .         738,150
       36,850      Computer Associates International, Inc. . . . . . . .       2,646,291
       14,200      Microsoft Corp. (a) . . . . . . . . . . . . . . . . .       1,878,837
       35,625      Oracle Corp. (a). . . . . . . . . . . . . . . . . . .       1,298,086
                                                                            ------------
                                                                               6,561,364
                                                                            ------------

                   DATA PROCESSING SERVICES - 0.33%
       41,100      First Data Corp.. . . . . . . . . . . . . . . . . . .       1,543,819
                                                                            ------------

                   DIVERSIFIED - 2.09%
      114,800      AlliedSignal, Inc.. . . . . . . . . . . . . . . . . .       4,879,000
       14,100      Supervalu, Inc. . . . . . . . . . . . . . . . . . . .         553,425
       21,400      Textron, Inc. . . . . . . . . . . . . . . . . . . . .       1,391,000
       36,200      United Technologies Corp. . . . . . . . . . . . . . .       2,932,200
                                                                            ------------
                                                                               9,755,625
                                                                            ------------

                   DRUGS - 3.20%
       22,800      Lilly (Eli) & Co. . . . . . . . . . . . . . . . . . .       2,751,675
       58,600      Merck & Co., Inc. . . . . . . . . . . . . . . . . . .       5,856,337
      104,600      Pfizer, Inc.. . . . . . . . . . . . . . . . . . . . .       6,282,538
                                                                            ------------
                                                                              14,890,550
                                                                            ------------

                   ELECTRICAL EQUIPMENT - 1.95%
       48,400      Emerson Electric Co.. . . . . . . . . . . . . . . . .       2,789,050
       92,200      General Electric Co.. . . . . . . . . . . . . . . . .       6,275,362
                                                                            ------------
                                                                               9,064,412
                                                                            ------------

                   ELECTRONICS - 1.70%
       51,400      Analog Devices, Inc. (a). . . . . . . . . . . . . . .       1,721,900
       46,000      Intel Corp. . . . . . . . . . . . . . . . . . . . . .       4,246,375
       23,900      LSI Logic Corp. (a) . . . . . . . . . . . . . . . . .         767,788
       23,000      Xilinx, Inc. (a). . . . . . . . . . . . . . . . . . .       1,164,375
                                                                            ------------
                                                                               7,900,438
                                                                            ------------

                   ENTERTAINMENT - 0.31%
       18,027      Disney (Walt) Co. . . . . . . . . . . . . . . . . . .       1,453,427
                                                                            ------------

                   ENVIRONMENTAL CONTROL - 0.43%
       47,000      U.S. Filter Corp. (a) . . . . . . . . . . . . . . . .       2,023,938
                                                                            ------------

                   FINANCIAL SERVICES - 2.27%
       29,800      Associates First Capital Corp.-Cl. A. . . . . . . . .       1,855,050
       71,900      Federal Home Loan Mortgage Corp.. . . . . . . . . . .       2,534,475
       26,200      MBNA Corp.. . . . . . . . . . . . . . . . . . . . . .       1,061,100
       20,400      Merrill Lynch & Co., Inc. . . . . . . . . . . . . . .       1,513,425
       10,900      Price (T. Rowe) Associates, Inc.. . . . . . . . . . .         733,025
       41,966      Travelers Group, Inc. . . . . . . . . . . . . . . . .       2,864,180
                                                                            ------------
                                                                              10,561,255
                                                                            ------------

                   FOODS - 1.54%
       44,500      CPC International, Inc. . . . . . . . . . . . . . . .       4,121,813
       59,500      Sara Lee Corp.. . . . . . . . . . . . . . . . . . . .       3,064,250
                                                                            ------------
                                                                               7,186,063
                                                                            ------------

                   HEALTHCARE DIVERSIFIED - 1.07%
        8,400      Abbott Laboratories Co. . . . . . . . . . . . . . . .         537,075
       77,400      Johnson & Johnson Co. . . . . . . . . . . . . . . . .       4,460,175
                                                                            ------------
                                                                               4,997,250
                                                                            ------------

                   HOSPITAL SUPPLIES AND HEALTHCARE - 0.96%
       36,700      Baxter International Inc. . . . . . . . . . . . . . .       1,917,575
       19,800      Becton, Dickinson & Co. . . . . . . . . . . . . . . .         947,925
       54,600      U.S. Surgical Corp. . . . . . . . . . . . . . . . . .       1,593,638
                                                                            ------------
                                                                               4,459,138
                                                                            ------------

                   HOTEL/MOTEL - 0.66%
       43,500      Marriott International, Inc.. . . . . . . . . . . . .       3,091,219
                                                                            ------------

                   HOUSEHOLD PRODUCTS - 1.32%
       21,800      Clorox Co.. . . . . . . . . . . . . . . . . . . . . .       1,615,925
       65,400      Procter & Gamble Co.. . . . . . . . . . . . . . . . .       4,516,688
                                                                            ------------
                                                                               6,132,613
                                                                            ------------

                   INSURANCE - 1.56%
       42,450      American International Group, Inc.. . . . . . . . . .       4,380,309
       14,600      General Re Corp.. . . . . . . . . . . . . . . . . . .       2,898,100
                                                                            ------------
                                                                               7,278,409
                                                                            ------------

                   METALS - 0.28%
       20,000      Alcan Aluminium Ltd.. . . . . . . . . . . . . . . . .         695,000
       21,600      Freeport-McMoRan Copper & Gold, Inc.-Cl. B. . . . . .         622,350
                                                                            ------------
                                                                               1,317,350
                                                                            ------------

                   OFFICE EQUIPMENT AND COMPUTERS - 1.46%
       38,200      Hewlett-Packard Co. . . . . . . . . . . . . . . . . .       2,657,288
       26,400      International Business Machines Corp. . . . . . . . .       2,796,750



               See Notes to Financial Statements on Pages 31 through 33

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


       SHARES                            DESCRIPTION                            VALUE
       ------                            -----------                        ------------

       15,900      Xerox Corp. . . . . . . . . . . . . . . . . . . . . .    $  1,338,581
                                                                            ------------
                                                                               6,792,619
                                                                            ------------

                   OIL-DOMESTIC - 1.67%
        5,800      Atlantic Richfield Co.. . . . . . . . . . . . . . . .         495,537
       54,600      ENSCO International, Inc. . . . . . . . . . . . . . .       2,153,288
       11,100      Louisiana Land & Exploration Co.. . . . . . . . . . .         869,269
       26,900      Noble Drilling Corp. (a). . . . . . . . . . . . . . .         867,525
       14,300      Phillips Petroleum Co.. . . . . . . . . . . . . . . .         738,237
       61,300      Unocal Corp.. . . . . . . . . . . . . . . . . . . . .       2,651,225
                                                                            ------------
                                                                               7,775,081
                                                                            ------------

                   OIL EQUIPMENT AND SERVICES - 0.47%
       25,300      Apache Corp.. . . . . . . . . . . . . . . . . . . . .       1,084,738
       13,200      Schlumberger Ltd. . . . . . . . . . . . . . . . . . .       1,111,275
                                                                            ------------
                                                                               2,196,013
                                                                            ------------

                   OIL-INTERNATIONAL - 2.88%
        8,700      Amoco Corp. . . . . . . . . . . . . . . . . . . . . .         838,462
       11,600      Chevron Corp. . . . . . . . . . . . . . . . . . . . .         964,975
       41,800      Exxon Corp. . . . . . . . . . . . . . . . . . . . . .       2,677,813
       15,200      Mobil Corp. . . . . . . . . . . . . . . . . . . . . .       1,124,800
       65,600      Royal Dutch Petroleum Co. . . . . . . . . . . . . . .       3,640,800
       68,000      Texaco, Inc.. . . . . . . . . . . . . . . . . . . . .       4,177,750
                                                                            ------------
                                                                              13,424,600
                                                                            ------------

                   PAPER AND FOREST PRODUCTS - 0.72%
       29,300      Champion International Corp.. . . . . . . . . . . . .       1,785,469
       28,800      International Paper Co. . . . . . . . . . . . . . . .       1,585,800
                                                                            ------------
                                                                               3,371,269
                                                                            ------------

                   PRINTING AND PUBLISHING - 0.65%
       44,500      McGraw-Hill Companies, Inc. . . . . . . . . . . . . .       3,012,094
                                                                            ------------

                   RAILROADS - 0.45%
       21,600      Burlington Northern Santa Fe Corp.. . . . . . . . . .       2,087,100
                                                                            ------------

                   RETAIL - 2.00%
       58,031      Dollar General Corp.. . . . . . . . . . . . . . . . .       1,976,689
       31,200      Federated Department Stores, Inc. (a) . . . . . . . .       1,345,500
       30,800      Lowe's Companies, Inc.. . . . . . . . . . . . . . . .       1,197,350
       18,500      Nine West Group, Inc. (a) . . . . . . . . . . . . . .         727,281
       26,400      Tiffany & Co. . . . . . . . . . . . . . . . . . . . .       1,122,000
       79,900      Wal-Mart Stores, Inc. . . . . . . . . . . . . . . . .       2,926,337
                                                                            ------------
                                                                               9,295,157
                                                                            ------------

                   TELECOMMUNICATIONS - 2.22%
       81,700      AT&T Corp.. . . . . . . . . . . . . . . . . . . . . .       3,620,331
       58,700      Comcast Corp.-Cl. A . . . . . . . . . . . . . . . . .       1,511,525
       57,300      MCI Communications Corp.. . . . . . . . . . . . . . .       1,683,187
       38,400      Motorola, Inc.. . . . . . . . . . . . . . . . . . . .       2,760,000
       15,700      Sprint Corp.. . . . . . . . . . . . . . . . . . . . .         785,000
                                                                            ------------
                                                                              10,360,043
                                                                            ------------

                   TOBACCO - 0.97%
      109,100      Philip Morris Companies, Inc. . . . . . . . . . . . .       4,534,469
                                                                            ------------

                   UTILITY-ELECTRIC - 1.24%
       16,900      American Electric Power Co. . . . . . . . . . . . . .         768,950
       11,900      Dominion Resources, Inc.. . . . . . . . . . . . . . .         450,712
       30,400      FPL Group, Inc. . . . . . . . . . . . . . . . . . . .       1,558,000
       21,500      Ohio Edison Co. . . . . . . . . . . . . . . . . . . .         503,906
       36,400      PG&E Corp.. . . . . . . . . . . . . . . . . . . . . .         844,025
       16,500      Public Service Enterprise Group, Inc. . . . . . . . .        $424,875
       33,800      Texas Utilities Co. . . . . . . . . . . . . . . . . .       1,216,800
                                                                            ------------
                                                                               5,767,268
                                                                            ------------

                   UTILITY-GAS, NATURAL GAS - 0.57%
       46,000      Consolidated Natural Gas Co.. . . . . . . . . . . . .       2,676,625
                                                                            ------------

                   UTILITY-TELEPHONE - 1.80%
        9,800      Ameritech Corp. . . . . . . . . . . . . . . . . . . .         651,700
        7,700      Bell Atlantic Corp. . . . . . . . . . . . . . . . . .         619,369
       17,800      BellSouth Corp. . . . . . . . . . . . . . . . . . . .         823,250
       41,200      Frontier Corp.. . . . . . . . . . . . . . . . . . . .         947,600
       81,500      GTE Corp. . . . . . . . . . . . . . . . . . . . . . .       3,698,063
       12,128      Lucent Technologies, Inc. . . . . . . . . . . . . . .         986,916
       10,900      SBC Communications, Inc.. . . . . . . . . . . . . . .         668,987
                                                                            ------------
                                                                               8,395,885
                                                                            ------------

Total Common Stocks (Cost $175,261,084). . . . . . . . . . . . . . . . .     231,129,879
                                                                            ------------


     PRINCIPAL
      AMOUNT
     ---------

                   CORPORATE DEBT NON-CONVERTIBLE -  4.95%
                   FINANCIAL SERVICES - 3.42%
$     195,000      Bank Negara Indonesia, 7.625%, 2/15/07. . . . . . . .         189,119
      400,000      Bank of Boston Corp., 6.38%, 8/11/00. . . . . . . . .         400,352
      500,000      Bayerische Landesbank, 6.17%, 2/01/06 . . . . . . . .         491,030
      510,000      Chrysler Financial Corp., 6.11%, 7/28/99. . . . . . .         510,490
      500,000      Dao Heng Bank Ltd., 7.75%, 1/24/07 (c). . . . . . . .         514,248
      850,000      Dean Witter, Discover & Co., 6.875%, 3/01/03. . . . .         863,646
      600,000      Felcor Suites, 7.625%, 10/01/07 . . . . . . . . . . .         595,254
    2,400,000      Ford Motor Credit Co., 6.25%, 11/8/00 . . . . . . . .       2,401,862
      600,000      Great Western Financial Corp., 6.375%, 7/01/00. . . .         601,489
      940,000      IBM Credit Corp, 5.875%, 8/25/99. . . . . . . . . . .         935,657
      475,000      International Bank Reconstruction &
                     Development, 8.875%, 3/01/26. . . . . . . . . . . .         594,943
    1,375,000      KFW International Finance, 8.20%, 6/01/06 . . . . . .       1,529,147
      600,000      Lehman Brothers Holdings-Ser. E, 6.30%,
                     8/11/99 . . . . . . . . . . . . . . . . . . . . . .         601,494
      675,000      Meditrust, 7.114%, 8/15/04. . . . . . . . . . . . . .         679,413
      880,000      NationsBank Corp., 7.00%, 9/15/01 . . . . . . . . . .         900,878
      765,000      Paine Webber Group, Inc., 9.25%, 12/15/01 . . . . . .         839,189
      400,000      Spieker Properties Inc., 7.50%, 10/01/07. . . . . . .         395,320
      215,000      Standard Credit Card Master Trust, 6.55%,
                     10/07/05. . . . . . . . . . . . . . . . . . . . . .         216,006
      735,000      St. George Bank Ltd., 7.15%, 6/18/07 (c). . . . . . .         743,426
      930,000      Vesta Capital Trust I, 8.525%, 1/15/27. . . . . . . .       1,008,022
      930,000      Wharf International Finance Ltd., 7.625%,
                     3/13/07 . . . . . . . . . . . . . . . . . . . . . .         941,461
                                                                            ------------
                                                                              15,952,446
                                                                            ------------

                   FOREIGN INDUSTRIAL - 0.19%
       19,000      Celulosa Arauco y Constitucion, 6.75%, 12/15/03 . . .          18,884
      850,000      Celulosa Arauco y Constitucion, 6.95%, 9/15/05. . . .         851,190
                                                                            ------------
                                                                                 870,074
                                                                            ------------

                   INDUSTRIAL - 1.30%
      300,000      Allied Waste North America, 10.25%, 12/01/06. . . . .         329,250
      215,000      Auburn Hills Trust, 12.00%, 5/01/20 . . . . . . . . .         334,656
      400,000      Banknorth Capital Trust I-Ser. 144A, 10.52%,
                     5/01/27 . . . . . . . . . . . . . . . . . . . . . .         421,551
      270,000      Empress River Casino Finance, 10.75%, 4/01/02 . . . .         292,950
       20,000      Federated Department Stores, Inc., 8.50%,
                     6/15/03 . . . . . . . . . . . . . . . . . . . . . .          21,644
      380,000      Laidlaw, Inc., 6.65%, 10/01/04. . . . . . . . . . . .         377,416



               See Notes to Financial Statements on Pages 31 through 33

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------




     PRINCIPAL
      AMOUNT                             DESCRIPTION                            VALUE
     ---------                           -----------                        ------------

$     430,000      Loewen Group International, Inc.-Ser. 4,
                     8.25%, 10/15/03 . . . . . . . . . . . . . . . . . .    $    450,910
      290,000      Marriott International, Series A, 6.75%,
                     12/15/03. . . . . . . . . . . . . . . . . . . . . .         289,751
      145,000      Marriott International, Series B, 7.875%,
                     4/15/05 . . . . . . . . . . . . . . . . . . . . . .         153,810
      800,000      Merck & Co., 5.76%, 5/03/37 . . . . . . . . . . . . .         819,203
      415,000      Mutual Life Insurance Co., 11.25%, 8/15/24 (c). . . .         479,784
      520,000      Tenet Healthcare Corp., 8.625%, 12/01/03. . . . . . .         550,142
      485,000      Tenet Healthcare Corp., 9.625%, 9/01/02 . . . . . . .         532,288
      535,000      Texas Instruments, Inc., 6.75%, 7/15/99 . . . . . . .         542,254
      422,000      Worldcom, Inc., 9.375%, 1/15/04 . . . . . . . . . . .         449,360
                                                                            ------------
                                                                               6,044,969
                                                                            ------------

                   UTILITY - 0.04%
       35,000      Idaho Power Co., 8.00%, 3/15/04 . . . . . . . . . . .          37,550
      140,000      Potomac Edison Co., 8.00%, 6/01/24. . . . . . . . . .         146,535
                                                                            ------------
                                                                                 184,085
                                                                            ------------

TOTAL CORPORATE DEBT NON-CONVERTIBLE (Cost $22,599,664). . . . . . . . .      23,051,574
                                                                            ------------

                   FOREIGN DEBT - 0.59%
      260,000      Greater Beijing, 9.50%, 6/15/07 (c) . . . . . . . . .         259,350
      125,000      Manitoba, 6.125%, 1/19/04 . . . . . . . . . . . . . .         123,141
      735,000      New Zealand Government, 8.75%, 12/15/06 . . . . . . .         854,146
       95,000      New Zealand Government, 10.625%, 11/15/05 . . . . . .         120,160
      400,000      Quebec Province, 7.22%, 7/22/36 . . . . . . . . . . .         428,040
      950,000      Republic of Lithuania, 7.125%, 7/22/02 (c). . . . . .         951,957
                                                                            ------------

TOTAL FOREIGN DEBT (Cost $2,683,103) . . . . . . . . . . . . . . . . . .       2,736,794
                                                                            ------------

       SHARES
                   PREFERRED STOCKS - 0.31%
                   FINANCIAL SERVICES - 0.24%
          480      Home Ownership Funding Corp.. . . . . . . . . . . . .         465,600
          705      Home Ownership Funding Corp. II . . . . . . . . . . .         685,613
                                                                            ------------
                                                                               1,151,213
                                                                            ------------

                   MISCELLANEOUS - 0.07%
          314      1585 Broadway Corp. . . . . . . . . . . . . . . . . .         318,710
                                                                            ------------

TOTAL PREFERRED STOCKS (Cost $1,498,961) . . . . . . . . . . . . . . . .       1,469,923
                                                                            ------------


     PRINCIPAL
      AMOUNT
     ---------

                   U.S. GOVERNMENT AND AGENCY - 3.55%
      432,722      FGHLMC, 6.50%, 4/01/11. . . . . . . . . . . . . . . .         430,288
      100,453      FGHLMC, 9.50%, 2/01/25. . . . . . . . . . . . . . . .         107,693
      325,000      FNMA, 8.625%, 11/10/04. . . . . . . . . . . . . . . .         337,066
      458,841      FNMA, 6.00%, 12/01/08 . . . . . . . . . . . . . . . .         449,743
      162,534      FNMA, 6.00%, 1/01/09. . . . . . . . . . . . . . . . .         158,673
       15,438      FNMA, 6.00%, 1/01/09. . . . . . . . . . . . . . . . .          15,072
      326,146      FNMA, 6.00%, 1/01/09. . . . . . . . . . . . . . . . .         319,942
      547,354      FNMA, 7.00%, 8/01/10. . . . . . . . . . . . . . . . .         553,627
    9,700,000      FNMA, 7.50%, 9/01/21. . . . . . . . . . . . . . . . .       9,872,786
      383,975      FNMA, 6.50%, 10/01/23 . . . . . . . . . . . . . . . .         374,256
      800,000      FNMA, 8.50%, 7/01/25. . . . . . . . . . . . . . . . .         836,250
      150,000      FNMA, Global Bond, 6.35%, 11/23/01. . . . . . . . . .         149,930
      700,000      FNMA TBA, 7.00%, 9/01/21. . . . . . . . . . . . . . .         698,032
     $280,116      GNMA, 7.00%, 9/15/23. . . . . . . . . . . . . . . . .        $280,379
      572,800      GNMA, 8.50%, 10/20/24 . . . . . . . . . . . . . . . .         595,712
      372,992      GNMA, 8.00%, 7/15/25. . . . . . . . . . . . . . . . .         385,931
      957,357      GNMA, 7.00%, 3/15/26. . . . . . . . . . . . . . . . .         958,255
                                                                            ------------

TOTAL U.S. GOVERNMENT & AGENCY (Cost $16,377,912). . . . . . . . . . . .      16,523,635
                                                                            ------------

                   U.S. TREASURY SECURITIES - 4.15%
    2,980,000      U.S. Treasury Bonds, 7.625%, 11/15/22 . . . . . . . .       3,397,203
    1,570,000      U.S. Treasury Notes, 6.00%, 9/30/98 . . . . . . . . .       1,575,395
    1,320,000      U.S. Treasury Notes, 5.875%, 8/31/99. . . . . . . . .       1,321,236
    3,290,000      U.S. Treasury Notes, 6.00%, 8/15/00 . . . . . . . . .       3,301,305
    2,140,000      U.S. Treasury Notes, 5.625%, 11/30/00 . . . . . . . .       2,121,609
      265,000      U.S. Treasury Notes, 6.625%, 6/30/01. . . . . . . . .         270,673
    4,270,000      U.S. Treasury Notes, 5.875%, 9/30/02. . . . . . . . .       4,247,310
      550,000      U.S. Treasury Notes,7.00%, 7/15/06. . . . . . . . . .         579,989
    1,660,000      U.S. Treasury Notes, 6.125%, 8/15/07. . . . . . . . .       1,661,040
      855,000      U.S. Treasury Notes, 6.375%, 8/15/27. . . . . . . . .         851,389
                                                                            ------------

TOTAL U.S. TREASURY SECURITIES (Cost $19,181,076). . . . . . . . . . . .      19,327,149
                                                                            ------------

                   SHORT TERM INSTRUMENTS - 37.71%
                   MUTUAL FUNDS - 6.00%
   27,942,445      BT Institutional Cash Management Fund . . . . . . . .      27,942,445
                                                                            ------------

                   REPURCHASE AGREEMENT - 4.68%
   21,803,690      Sanwa Bank, dated 9/30/97, 6.02%, principal
                   and interest in the amount of $21,807,336,
                   due 10/01/97 (collateralized by U.S.
                   Treasury Notes, par value of $20,794,000,
                   7.00%, due 7/15/06, value of $22,108,252) . . . . . .      21,803,690
                                                                            ------------

                   U.S. TREASURY BILLS - 27.03%
  128,005,000      4.07% to 5.07% maturing 10/02/97 to
                   2/05/98 (d) . . . . . . . . . . . . . . . . . . . . .     125,887,792
                                                                            ------------

TOTAL SHORT TERM INSTRUMENTS (Cost $175,612,884) . . . . . . . . . . . .     175,633,927
                                                                            ------------

TOTAL INVESTMENTS (Cost $413,214,684). . . . . . . . . . . . .  100.88%      469,872,881
Liabilities in Excess of Other Assets. . . . . . . . . . . . .  (0.88)%       (4,110,350)
                                                                -------     ------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .  100.00%     $465,762,531
                                                                -------     ------------
                                                                -------     ------------

-------------------
(a) Non-income producing security
(b) The following abbreviations are used in the portfolio description:

FGHLMC --  Federal Gold Home Loan Mortgage Corporation
FNMA   --  Federal National Mortgage Association
GNMA   --  Government National Mortgage Association
TBA    --  To be announced

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Includes collateral with value of $2,989,797 for futures contracts.


               See Notes to Financial Statements on Pages 31 through 33

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO II

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------



        SHARES                           DESCRIPTION                            VALUE
        ------                           -----------                        ------------
                   COMMON STOCKS - 32.67%
                   AEROSPACE - 0.14%
        2,000      Boeing Co.. . . . . . . . . . . . . . . . . . . . . .    $    108,875
                                                                            ------------
                   AIRLINES - 0.33%
        1,700      AMR Corp. (a) . . . . . . . . . . . . . . . . . . . .         188,169
          800      Delta Air Lines, Inc. . . . . . . . . . . . . . . . .          75,350
                                                                            ------------
                                                                                 263,519
                                                                            ------------

                   AUTO RELATED - 0.85%
        3,100      Chrysler Corp.. . . . . . . . . . . . . . . . . . . .         114,119
        5,800      Dana Corp.. . . . . . . . . . . . . . . . . . . . . .         286,375
        4,100      General Motors Corp.. . . . . . . . . . . . . . . . .         274,444
                                                                            ------------
                                                                                 674,938
                                                                            ------------

                   BANKS - 2.59%
       10,800      BankAmerica Corp. . . . . . . . . . . . . . . . . . .         791,775
        6,160      BankBoston Corp.. . . . . . . . . . . . . . . . . . .         544,775
        5,100      Chase Manhattan Corp. . . . . . . . . . . . . . . . .         601,800
          900      Citicorp  . . . . . . . . . . . . . . . . . . . . . .         120,544
                                                                            ------------
                                                                               2,058,894
                                                                            ------------

                   BEVERAGES - 1.23%
        4,100      Coca-Cola Co. . . . . . . . . . . . . . . . . . . . .         249,844
        3,300      Coca-Cola Enterprises, Inc. . . . . . . . . . . . . .          88,894
       14,200      PepsiCo, Inc. . . . . . . . . . . . . . . . . . . . .         575,987
        1,700      Seagram Company Ltd.. . . . . . . . . . . . . . . . .          59,925
                                                                            ------------
                                                                                 974,650
                                                                            ------------

                   CHEMICALS AND TOXIC WASTE - 1.32%
        1,100      Air Products & Chemical, Inc. . . . . . . . . . . . .          91,231
        9,000      Du Pont (E.I.) de Nemours & Co. . . . . . . . . . . .         554,062
        9,400      Monsanto Co.. . . . . . . . . . . . . . . . . . . . .         366,600
        1,880      Solutia, Inc. (a) . . . . . . . . . . . . . . . . . .          37,600
                                                                            ------------
                                                                               1,049,493
                                                                            ------------

                   COMPUTER SERVICES - 1.02%
        5,700      Cisco Systems, Inc. (a) . . . . . . . . . . . . . . .         416,456
        7,300      CUC International, Inc. (a) . . . . . . . . . . . . .         226,300
        4,600      Seagate Technology, Inc. (a). . . . . . . . . . . . .         166,175
                                                                            ------------
                                                                                 808,931
                                                                            ------------

                   COMPUTER SOFTWARE - 0.97%
        1,400      BMC Software, Inc. (a). . . . . . . . . . . . . . . .          90,650
        4,100      Computer Associates International, Inc. . . . . . . .         294,431
        1,800      Microsoft Corp. (a) . . . . . . . . . . . . . . . . .         238,162
        3,975      Oracle Corp. (a). . . . . . . . . . . . . . . . . . .         144,839
                                                                            ------------
                                                                                 768,082
                                                                            ------------

                   DATA PROCESSING SERVICES - 0.21%
        4,400      First Data Corp.. . . . . . . . . . . . . . . . . . .         165,275
                                                                            ------------

                   DIVERSIFIED - 1.40%
       12,800      AlliedSignal, Inc.. . . . . . . . . . . . . . . . . .         544,000
        1,700      Supervalu, Inc. . . . . . . . . . . . . . . . . . . .          66,725
        2,600      Textron, Inc. . . . . . . . . . . . . . . . . . . . .         169,000
        4,100      United Technologies Corp. . . . . . . . . . . . . . .         332,100
                                                                            ------------
                                                                               1,111,825
                                                                            ------------

                   DRUGS - 2.07%
        2,500      Lilly (Eli) & Co. . . . . . . . . . . . . . . . . . .         301,719
        6,500      Merck & Co., Inc. . . . . . . . . . . . . . . . . . .         649,594
       11,600      Pfizer, Inc.. . . . . . . . . . . . . . . . . . . . .         696,725
                                                                            ------------
                                                                               1,648,038
                                                                            ------------

                   ELECTRICAL EQUIPMENT - 1.26%
        5,400      Emerson Electric Co.. . . . . . . . . . . . . . . . .         311,175
       10,200      General Electric Co.. . . . . . . . . . . . . . . . .         694,237
                                                                            ------------
                                                                               1,005,412
                                                                            ------------

                   ELECTRONICS - 1.12%
        5,700      Analog Devices, Inc. (a). . . . . . . . . . . . . . .         190,950
        5,200      Intel Corp. . . . . . . . . . . . . . . . . . . . . .         480,025
        2,700      LSI Logic Corp. (a) . . . . . . . . . . . . . . . . .          86,738
        2,600      Xilinx, Inc. (a). . . . . . . . . . . . . . . . . . .         131,625
                                                                            ------------
                                                                                 889,338
                                                                            ------------

                   ENTERTAINMENT - 0.20%
        1,978      Disney (Walt) Co. . . . . . . . . . . . . . . . . . .         159,476
                                                                            ------------

                   ENVIRONMENTAL CONTROL - 0.29%
        5,300      U.S. Filter Corp. (a) . . . . . . . . . . . . . . . .         228,231
                                                                            ------------

                   FINANCIAL SERVICES - 1.50%
        3,200      Associates First Capital Corp.-Cl. A. . . . . . . . .         199,200
        8,100      Federal Home Loan Mortgage Corp.. . . . . . . . . . .         285,525
        2,975      MBNA Corp.. . . . . . . . . . . . . . . . . . . . . .         120,488
        2,400      Merrill Lynch & Co., Inc. . . . . . . . . . . . . . .         178,050
        1,300      Price (T. Rowe) Associates, Inc.. . . . . . . . . . .          87,425
        4,733      Travelers Group, Inc. . . . . . . . . . . . . . . . .         323,027
                                                                            ------------
                                                                               1,193,715
                                                                            ------------

                   FOODS - 1.00%
        4,900      CPC International, Inc. . . . . . . . . . . . . . . .         453,863
        6,600      Sara Lee Corp.. . . . . . . . . . . . . . . . . . . .         339,900
                                                                            ------------
                                                                                 793,763
                                                                            ------------

                   HEALTHCARE DIVERSIFIED - 0.70%
        1,000      Abbott Laboratories Co. . . . . . . . . . . . . . . .          63,938
        8,600      Johnson & Johnson Co. . . . . . . . . . . . . . . . .         495,575
                                                                            ------------
                                                                                 559,513
                                                                            ------------

                   HOSPITAL SUPPLIES AND HEALTHCARE - 0.63%
        4,100      Baxter International Inc. . . . . . . . . . . . . . .         214,225
        2,200      Becton, Dickinson & Co. . . . . . . . . . . . . . . .         105,325
        6,100      U.S. Surgical Corp. . . . . . . . . . . . . . . . . .         178,044
                                                                            ------------
                                                                                 497,594
                                                                            ------------

                   HOTEL/MOTEL - 0.43%
        4,800      Marriott International, Inc.. . . . . . . . . . . . .         341,100
                                                                            ------------

                   HOUSEHOLD PRODUCTS - 0.87%
        2,600      Clorox Co.. . . . . . . . . . . . . . . . . . . . . .         192,725
        7,200      Procter & Gamble Co.. . . . . . . . . . . . . . . . .         497,250
                                                                            ------------
                                                                                 689,975
                                                                            ------------

                   INSURANCE - 1.05%
        4,650      American International Group, Inc.. . . . . . . . . .         479,822
        1,800      General Re Corp.. . . . . . . . . . . . . . . . . . .         357,300
                                                                            ------------
                                                                                 837,122
                                                                            ------------

                   METALS - 0.18%
        2,200      Alcan Aluminium Ltd.. . . . . . . . . . . . . . . . .          76,450
        2,400      Freeport-McMoRan Copper & Gold, Inc.-Cl. B. . . . . .          69,150
                                                                            ------------
                                                                                 145,600
                                                                            ------------

                   OFFICE EQUIPMENT AND COMPUTERS - 0.98%
        4,300      Hewlett-Packard Co. . . . . . . . . . . . . . . . . .         299,119
        3,200      International Business Machines Corp. . . . . . . . .         339,000



               See Notes to Financial Statements on Pages 31 through 33

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO II

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------



        SHARES                           DESCRIPTION                            VALUE
        ------                           -----------                        ------------
        1,700      Xerox Corp. . . . . . . . . . . . . . . . . . . . . .    $    143,119
                                                                            ------------
                                                                                 781,238
                                                                            ------------

                   OIL-DOMESTIC - 1.10%
          600      Atlantic Richfield Co.. . . . . . . . . . . . . . . .          51,262
        6,200      ENSCO International, Inc. . . . . . . . . . . . . . .         244,512
        1,300      Louisiana Land & Exploration Co.. . . . . . . . . . .         101,806
        3,000      Noble Drilling Corp. (a). . . . . . . . . . . . . . .          96,750
        1,700      Phillips Petroleum Co.. . . . . . . . . . . . . . . .          87,763
        6,800      Unocal Corp.. . . . . . . . . . . . . . . . . . . . .         294,100
                                                                            ------------
                                                                                 876,193
                                                                            ------------

                   OIL EQUIPMENT AND SERVICES - 0.32%
        2,800      Apache Corp.. . . . . . . . . . . . . . . . . . . . .         120,050
        1,600      Schlumberger Ltd. . . . . . . . . . . . . . . . . . .         134,700
                                                                            ------------
                                                                                 254,750
                                                                            ------------

                   OIL-INTERNATIONAL - 1.95%
        1,000      Amoco Corp. . . . . . . . . . . . . . . . . . . . . .          96,375
        1,400      Chevron Corp. . . . . . . . . . . . . . . . . . . . .         116,463
        4,600      Exxon Corp. . . . . . . . . . . . . . . . . . . . . .         294,687
        1,800      Mobil Corp. . . . . . . . . . . . . . . . . . . . . .         133,200
        8,000      Royal Dutch Petroleum Co. . . . . . . . . . . . . . .         444,000
        7,600      Texaco, Inc.. . . . . . . . . . . . . . . . . . . . .         466,925
                                                                            ------------
                                                                               1,551,650
                                                                            ------------

                   PAPER AND FOREST PRODUCTS - 0.46%
        3,200      Champion International Corp.. . . . . . . . . . . . .         195,000
        3,100      International Paper Co. . . . . . . . . . . . . . . .         170,694
                                                                            ------------
                                                                                 365,694
                                                                            ------------

                   PRINTING AND PUBLISHING - 0.42%
        4,900      McGraw-Hill Companies, Inc. . . . . . . . . . . . . .         331,669
                                                                            ------------

                   RAILROADS - 0.29%
        2,400      Burlington Northern Santa Fe Corp.. . . . . . . . . .         231,900
                                                                            ------------

                   RETAIL - 1.30%
        6,375      Dollar General Corp.. . . . . . . . . . . . . . . . .         217,147
        3,500      Federated Department Stores, Inc. (a) . . . . . . . .         150,938
        3,400      Lowe's Companies, Inc.. . . . . . . . . . . . . . . .         132,175
        2,100      Nine West Group, Inc. (a) . . . . . . . . . . . . . .          82,556
        3,000      Tiffany & Co. . . . . . . . . . . . . . . . . . . . .         127,500
        8,800      Wal-Mart Stores, Inc. . . . . . . . . . . . . . . . .         322,300
                                                                            ------------
                                                                               1,032,616
                                                                            ------------

                   TELECOMMUNICATIONS - 1.98%
        9,100      AT&T Corp.. . . . . . . . . . . . . . . . . . . . . .         403,244
        6,600      Comcast Corp.-Cl. A . . . . . . . . . . . . . . . . .         169,950
        9,100      GTE Corp. . . . . . . . . . . . . . . . . . . . . . .         412,912
        6,400      MCI Communications Corp.. . . . . . . . . . . . . . .         188,000
        4,300      Motorola, Inc.. . . . . . . . . . . . . . . . . . . .         309,063
        1,900      Sprint Corp.. . . . . . . . . . . . . . . . . . . . .          95,000
                                                                            ------------
                                                                               1,578,169
                                                                            ------------

                   TOBACCO - 0.64%
       12,300      Philip Morris Companies, Inc. . . . . . . . . . . . .         511,219
                                                                            ------------

                   UTILITY-ELECTRIC - 0.82%
        2,000      American Electric Power Co. . . . . . . . . . . . . .          91,000
        1,400      Dominion Resources, Inc.. . . . . . . . . . . . . . .          53,025
        3,400      FPL Group, Inc. . . . . . . . . . . . . . . . . . . .         174,250
        2,400      Ohio Edison Co. . . . . . . . . . . . . . . . . . . .          56,250
        4,000      PG&E Corp.. . . . . . . . . . . . . . . . . . . . . .         $92,750
        2,000      Public Service Enterprise Group, Inc. . . . . . . . .          51,500
        3,800      Texas Utilities Co. . . . . . . . . . . . . . . . . .         136,800
                                                                            ------------
                                                                                 655,575
                                                                            ------------

                   UTILITY-GAS, NATURAL GAS - 0.37%
        5,100      Consolidated Natural Gas Co.. . . . . . . . . . . . .         296,756
                                                                            ------------

                   UTILITY-TELEPHONE - 0.68%
        1,200      Ameritech Corp. . . . . . . . . . . . . . . . . . . .          79,800
          900      Bell Atlantic Corp. . . . . . . . . . . . . . . . . .          72,394
        1,900      BellSouth Corp. . . . . . . . . . . . . . . . . . . .          87,875
        4,600      Frontier Corp.. . . . . . . . . . . . . . . . . . . .         105,800
        1,396      Lucent Technologies, Inc. . . . . . . . . . . . . . .         113,600
        1,300      SBC Communications, Inc.. . . . . . . . . . . . . . .          79,787
                                                                            ------------
                                                                                 539,256
                                                                            ------------

TOTAL COMMON STOCKS (Cost $19,354,343) . . . . . . . . . . . . . . . . .      25,980,044
                                                                            ------------

     PRINCIPAL
      AMOUNT
     ---------
                   CORPORATE DEBT NON-CONVERTIBLE - 7.46%
                   FINANCIAL SERVICES - 4.49%
     $150,000      American Express Master Trust, 5.375%,
                     7/15/01 . . . . . . . . . . . . . . . . . . . . . .         147,176
       60,000      Bank Negara Indonesia, 7.625%, 2/15/07. . . . . . . .          58,190
      125,000      Bank of Boston Corp., 6.38%, 8/11/00. . . . . . . . .         125,110
      100,000      Banknorth Capital Trust I-Ser. 144A, 10.52%,
                     5/01/27 . . . . . . . . . . . . . . . . . . . . . .         105,388
      187,000      Bayerische Landesbank, 6.17%, 2/01/06 . . . . . . . .         183,645
      150,000      Chrysler Financial Corp., 6.11%, 7/28/99. . . . . . .         150,144
      145,000      Dao Heng Bank Ltd., 7.75%, 1/24/07 (c). . . . . . . .         149,132
      230,000      Dean Witter, Discover & Co., 6.875%, 3/01/03. . . . .         233,692
      175,000      Felcor Suites LP, 7.625%, 10/01/07. . . . . . . . . .         173,616
       90,000      Ford Motor Credit Co., 6.25%, 11/8/00 . . . . . . . .          90,070
       85,000      GMAC, 8.625%, 1/18/01 . . . . . . . . . . . . . . . .          90,925
      280,000      IBM Credit Corp, 5.875%, 8/25/99. . . . . . . . . . .         278,706
       40,000      International Bank Reconstruction &
                     Development, 8.875%, 3/01/26. . . . . . . . . . . .          50,100
       55,000      KFW International Finance, 8.20%, 6/01/06 . . . . . .          61,166
      175,000      Lehman Brothers Holdings-Ser. E, 6.30%,
                     8/11/99 . . . . . . . . . . . . . . . . . . . . . .         175,436
      200,000      Meditrust, 7.114%, 8/15/04. . . . . . . . . . . . . .         201,308
      280,000      Paine Webber Group, Inc., 9.25%, 12/15/01 . . . . . .         307,154
      115,000      Spieker Properties, Inc., 7.50%, 10/01/27 . . . . . .         113,655
      130,000      Standard Credit Card Master Trust, 6.55%,
                     10/07/05. . . . . . . . . . . . . . . . . . . . . .         130,608
      215,000      St. George Bank Ltd., 7.15%, 6/18/07 (c). . . . . . .         217,465
      275,000      Vesta Capital, 8.525%, 1/15/27. . . . . . . . . . . .         298,071
      230,000      Wharf International Finance Ltd., 7.625%,
                     3/13/07 . . . . . . . . . . . . . . . . . . . . . .         232,835
                                                                            ------------
                                                                               3,573,592
                                                                            ------------

                   FOREIGN INDUSTRIAL - 0.33%
       26,000      Celulosa Arauco y Constitucion, 6.75%,
                     12/15/03. . . . . . . . . . . . . . . . . . . . . .          25,841
      235,000      Celulosa Arauco y Constitucion, 6.95%,
                     9/15/05 . . . . . . . . . . . . . . . . . . . . . .         235,329
                                                                            ------------
                                                                                 261,170
                                                                            ------------

                   INDUSTRIAL - 2.50%
       85,000      Allied Waste North America, 10.25%, 12/01/06. . . . .          93,288
      135,000      Auburn Hills Trust, 12.00%, 5/01/20 . . . . . . . . .         210,133



               See Notes to Financial Statements on Pages 31 through 33

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO II

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------



     PRINCIPAL
       AMOUNT                              DESCRIPTION                         VALUE
     ---------                            -----------                      ------------
     $100,000      Empress River Casino Finance, 10.75%,
                     4/01/02 . . . . . . . . . . . . . . . . . . . . . .        $108,500
       80,000      Federated Department Stores, Inc., 8.50%,
                     6/15/03 . . . . . . . . . . . . . . . . . . . . . .          86,577
      125,000      Laidlaw, Inc., 6.65%, 10/01/04. . . . . . . . . . . .         124,150
      170,000      Loewen Group International, Inc.-Ser. 4,
                     8.25%, 10/15/03 . . . . . . . . . . . . . . . . . .         178,266
      150,000      Marriott International, Inc.,  7.125%, 6/01/07. . . .         152,599
       85,000      Marriott International, Series A, 6.75%,
                     12/15/03. . . . . . . . . . . . . . . . . . . . . .          84,927
       45,000      Marriott International, Series B, 7.875%,
                     4/15/05 . . . . . . . . . . . . . . . . . . . . . .          47,734
      200,000      Merck & Co., 5.76%, 5/03/37 . . . . . . . . . . . . .         204,801
       95,000      Tenet Healthcare Corp., 8.625%, 12/01/03. . . . . . .         100,507
      200,000      Tenet Healthcare Corp., 9.625%, 9/01/02 . . . . . . .         219,500
      200,000      Texas Instruments, Inc., 6.75%, 7/15/99 . . . . . . .         202,712
      161,000      Worldcom, Inc., 9.375%, 1/15/04 . . . . . . . . . . .         171,438
                                                                            ------------
                                                                               1,985,132
                                                                            ------------

                   UTILITY - 0.14%
       45,000      Idaho Power Co., 8.00%, 3/15/04 . . . . . . . . . . .          48,279
       60,000      Potomac Edison Co., 8.00%, 6/01/24. . . . . . . . . .          62,801
                                                                            ------------
                                                                                 111,080
                                                                            ------------

TOTAL CORPORATE DEBT NON-CONVERTIBLE (Cost $5,837,318) . . . . . . . . .       5,930,974
                                                                            ------------

                   FOREIGN DEBT - 1.01%
      100,000      Greater Beijing, 9.50%, 6/15/07 (c) . . . . . . . . .          99,750
      125,000      Manitoba, 6.125%, 1/19/04 . . . . . . . . . . . . . .         123,141
       45,000      New Zealand Government,  8.75%, 12/15/06. . . . . . .          52,295
       65,000      New Zealand Government, 10.625%, 11/15/05 . . . . . .          82,214
      155,000      Quebec Province, 7.22%, 7/22/36 . . . . . . . . . . .         165,866
      280,000      Republic of Lithuania, 7.125%, 7/22/02 (c). . . . . .         280,577
                                                                            ------------

TOTAL FOREIGN DEBT (Cost $787,453) . . . . . . . . . . . . . . . . . . .         803,843
                                                                            ------------


SHARES
-------
                   PREFERRED STOCKS - 0.72%
                   FINANCIAL SERVICES - 0.56%
          195      Home Ownership Funding Corp.. . . . . . . . . . . . .         189,150
          265      Home Ownership Funding Corp. II . . . . . . . . . . .         257,713
                                                                            ------------
                                                                                 446,863
                                                                            ------------

                   MISCELLANEOUS - 0.16%
          128      1585 Broadway . . . . . . . . . . . . . . . . . . . .         129,920
                                                                            ------------

TOTAL PREFERRED STOCKS (Cost $587,998) . . . . . . . . . . . . . . . . .         576,783
                                                                            ------------

     PRINCIPAL
      AMOUNT
     ---------

                   U.S. GOVERNMENT AND AGENCY - 6.17%
     $373,378      FGHLMC, 6.50%, 8/01/11. . . . . . . . . . . . . . . .         371,278
      259,385      FGHLMC, 9.50%, 2/01/25. . . . . . . . . . . . . . . .         278,081
      140,000      FNMA, 8.625%, 11/10/04. . . . . . . . . . . . . . . .         145,198
      458,841      FNMA, 6.00%, 12/01/08 . . . . . . . . . . . . . . . .         449,742
      172,141      FNMA, 7.50%, 7/01/11. . . . . . . . . . . . . . . . .         176,283
      600,000      FNMA, 7.50%, 9/01/21. . . . . . . . . . . . . . . . .         610,688
      200,000      FNMA, 8.50%, 7/01/25. . . . . . . . . . . . . . . . .         209,062
       50,000      FNMA, Global Bond, 6.35%, 11/23/01. . . . . . . . . .          49,977
      600,000      FNMA TBA, 7.00%, 9/01/21. . . . . . . . . . . . . . .         598,313
      598,303      GNMA, 6.50%, 9/15/23. . . . . . . . . . . . . . . . .         585,589
      865,844      GNMA, 8.00%, 7/15/25. . . . . . . . . . . . . . . . .         895,879
      501,490      GNMA, 9.00%, 10/15/25 . . . . . . . . . . . . . . . .         534,871
                                                                            ------------

TOTAL U.S. GOVERNMENT & AGENCY (Cost $4,865,211) . . . . . . . . . . . .       4,904,961
                                                                            ------------

                   U.S. TREASURY SECURITIES - 7.25%
    1,070,000      U.S. Treasury Bonds, 7.625%, 11/15/22 . . . . . . . .       1,219,801
      260,000      U.S. Treasury Notes, 6.00%, 9/30/98 . . . . . . . . .         260,894
       60,000      U.S. Treasury Notes, 5.875%, 8/31/99. . . . . . . . .          60,056
      940,000      U.S. Treasury Notes, 6.00%, 8/15/00 . . . . . . . . .         943,230
      450,000      U.S. Treasury Notes, 5.625%, 11/30/00 . . . . . . . .         446,133
       65,000      U.S. Treasury Notes, 6.625%, 6/30/01. . . . . . . . .          66,392
    1,710,000      U.S. Treasury Notes, 5.875%, 9/30/02. . . . . . . . .       1,700,913
      270,000      U.S. Treasury Notes, 7.00%, 7/15/06 . . . . . . . . .         284,765
      505,000      U.S. Treasury Notes, 6.125%, 8/15/07. . . . . . . . .         505,316
      280,000      U.S. Treasury Notes, 6.375%, 8/15/27. . . . . . . . .         278,817
                                                                            ------------

TOTAL U.S. TREASURY SECURITIES (Cost $5,716,942) . . . . . . . . . . . .       5,766,317
                                                                            ------------

                   SHORT TERM INSTRUMENTS - 44.91%
                   MUTUAL FUNDS - 16.78%
   13,340,095      BT Institutional Cash Management Fund . . . . . . . .      13,340,095
                                                                            ------------

                   REPURCHASE AGREEMENT - 5.22%
    4,153,020      Sanwa Bank, dated 9/30/97, 6.02% principal
                   and interest in the amount of $4,153,714
                   due 10/01/97 (collateralized by U.S.
                   Treasury Notes, par value of $3,915,000,
                     7.00%, due 7/15/06, value of $4,215,208). . . . . .       4,153,020
                                                                            ------------

                   TREASURY BILLS - 22.91%
   18,530,000      4.97% to 5.07% maturing 10/02/97 to
                     2/05/98 (d) . . . . . . . . . . . . . . . . . . . .      18,221,528
                                                                            ------------

TOTAL SHORT TERM INSTRUMENTS (Cost $35,711,498). . . . . . . . . . . . .      35,714,643
                                                                            ------------

TOTAL INVESTMENTS (Cost $72,860,763) . . . . . . . . . . .      100.19%       79,677,565
Liabilities in Excess of Other Assets. . . . . . . . . . .      (0.19)%         (150,593)
                                                                -------     ------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .      100.00%     $ 79,526,972
                                                                -------     ------------
                                                                -------     ------------

-------------------
(a) Non-income producing security
(b) The following abbreviations are used in the portfolio description:

FGHLMC --  Federal Gold Home Loan Mortgage Corporation
FNMA   --  Federal National Mortgage Association
GNMA   --  Government National Mortgage Association
TBA    --  To be announced

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Includes collateral with value of $526,548 for futures contracts.


               See Notes to Financial Statements on Pages 31 through 33

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO III

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


        SHARES                           DESCRIPTION                            VALUE
        ------                           -----------                        ------------

                   COMMON STOCKS - 15.40%
                   AEROSPACE - 0.06%
          400      Boeing Co.. . . . . . . . . . . . . . . . . . . . . .    $     21,775
                                                                            ------------

                   AIRLINES - 0.16%
          400      AMR Corp. (a) . . . . . . . . . . . . . . . . . . . .          44,275
          200      Delta Air Lines, Inc. . . . . . . . . . . . . . . . .          18,837
                                                                            ------------
                                                                                  63,112
                                                                            ------------

                   AUTO RELATED - 0.37%
          800      Chrysler Corp.. . . . . . . . . . . . . . . . . . . .          29,450
        1,200      Dana Corp.. . . . . . . . . . . . . . . . . . . . . .          59,250
          800      General Motors Corp.. . . . . . . . . . . . . . . . .          53,550
                                                                            ------------
                                                                                 142,250
                                                                            ------------

                   BANKS - 1.20%
        2,400      BankAmerica Corp. . . . . . . . . . . . . . . . . . .         175,950
        1,380      BankBoston Corp.. . . . . . . . . . . . . . . . . . .         122,044
        1,200      Chase Manhattan Corp. . . . . . . . . . . . . . . . .         141,600
          200      Citicorp  . . . . . . . . . . . . . . . . . . . . . .          26,787
                                                                            ------------
                                                                                 466,381
                                                                            ------------

                   BEVERAGES - 0.54%
          800      Coca-Cola Co. . . . . . . . . . . . . . . . . . . . .          48,750
          900      Coca-Cola Enterprises, Inc. . . . . . . . . . . . . .          24,244
        3,000      PepsiCo, Inc. . . . . . . . . . . . . . . . . . . . .         121,687
          400      Seagram Company Ltd.. . . . . . . . . . . . . . . . .          14,100
                                                                            ------------
                                                                                 208,781
                                                                            ------------

                   CHEMICALS AND TOXIC WASTE - 0.63%
          300      Air Products & Chemical, Inc. . . . . . . . . . . . .          24,881
        2,000      Du Pont (E.I.) de Nemours & Co. . . . . . . . . . . .         123,125
        2,200      Monsanto Co.. . . . . . . . . . . . . . . . . . . . .          85,800
          440      Solutia, Inc. (a) . . . . . . . . . . . . . . . . . .           8,800
                                                                            ------------
                                                                                 242,606
                                                                            ------------

                   COMPUTER SERVICES - 0.45%
        1,200      Cisco Systems, Inc. (a) . . . . . . . . . . . . . . .          87,675
        1,600      CUC International, Inc. (a) . . . . . . . . . . . . .          49,600
        1,000      Seagate Technology, Inc. (a). . . . . . . . . . . . .          36,125
                                                                            ------------
                                                                                 173,400
                                                                            ------------

                   COMPUTER SOFTWARE - 0.48%
          400      BMC Software, Inc. (a). . . . . . . . . . . . . . . .          25,900
          900      Computer Associates International, Inc. . . . . . . .          64,631
          400      Microsoft Corp. (a) . . . . . . . . . . . . . . . . .          52,925
        1,200      Oracle Corp. (a). . . . . . . . . . . . . . . . . . .          43,725
                                                                            ------------
                                                                                 187,181
                                                                            ------------

                   DATA PROCESSING SERVICES - 0.09%
          900      First Data Corp.. . . . . . . . . . . . . . . . . . .          33,806
                                                                            ------------

                   DIVERSIFIED - 0.66%
        3,000      AlliedSignal, Inc.. . . . . . . . . . . . . . . . . .         127,500
          400      Supervalu, Inc. . . . . . . . . . . . . . . . . . . .          15,700
          600      Textron, Inc. . . . . . . . . . . . . . . . . . . . .          39,000
          900      United Technologies Corp. . . . . . . . . . . . . . .          72,900
                                                                            ------------
                                                                                 255,100
                                                                            ------------

                   DRUGS - 0.98%
          600      Lilly (Eli) & Co. . . . . . . . . . . . . . . . . . .          72,412
        1,500      Merck & Co., Inc. . . . . . . . . . . . . . . . . . .         149,906
        2,600      Pfizer, Inc.. . . . . . . . . . . . . . . . . . . . .         156,163
                                                                            ------------
                                                                                 378,481
                                                                            ------------

                   ELECTRICAL EQUIPMENT - 0.61%
        1,400      Emerson Electric Co.. . . . . . . . . . . . . . . . .          80,675
        2,300      General Electric Co.. . . . . . . . . . . . . . . . .         156,544
                                                                            ------------
                                                                                 237,219
                                                                            ------------

                   ELECTRONICS - 0.53%
        1,200      Analog Devices, Inc. (a). . . . . . . . . . . . . . .          40,200
        1,200      Intel Corp. . . . . . . . . . . . . . . . . . . . . .         110,775
          600      LSI Logic Corp. (a) . . . . . . . . . . . . . . . . .          19,275
          700      Xilinx, Inc. (a). . . . . . . . . . . . . . . . . . .          35,437
                                                                            ------------
                                                                                 205,687
                                                                            ------------

                   ENTERTAINMENT - 0.11%
          524      Disney (Walt) Co. . . . . . . . . . . . . . . . . . .          42,248
                                                                            ------------

                   ENVIRONMENTAL CONTROL - 0.13%
        1,200      U.S. Filter Corp. (a) . . . . . . . . . . . . . . . .          51,675
                                                                            ------------

                   FINANCIAL SERVICES - 0.72%
          900      Associates First Capital Corp.-Cl. A. . . . . . . . .          56,025
        1,800      Federal Home Loan Mortgage Corp.. . . . . . . . . . .          63,450
          625      MBNA Corp.. . . . . . . . . . . . . . . . . . . . . .          25,312
          600      Merrill Lynch & Co., Inc. . . . . . . . . . . . . . .          44,513
          300      Price (T. Rowe) Associates, Inc.. . . . . . . . . . .          20,175
        1,000      Travelers Group, Inc. . . . . . . . . . . . . . . . .          68,250
                                                                            ------------
                                                                                 277,725
                                                                            ------------

                   FOODS - 0.44%
        1,100      CPC International, Inc. . . . . . . . . . . . . . . .         101,888
        1,300      Sara Lee Corp.. . . . . . . . . . . . . . . . . . . .          66,950
                                                                            ------------
                                                                                 168,838
                                                                            ------------

                   HEALTHCARE DIVERSIFIED - 0.32%
          300      Abbott Laboratories Co. . . . . . . . . . . . . . . .          19,181
        1,800      Johnson & Johnson Co. . . . . . . . . . . . . . . . .         103,725
                                                                            ------------
                                                                                 122,906
                                                                            ------------

                   HOSPITAL SUPPLIES AND HEALTHCARE - 0.29%
          900      Baxter International Inc. . . . . . . . . . . . . . .          47,025
          500      Becton, Dickinson & Co. . . . . . . . . . . . . . . .          23,937
        1,400      U.S. Surgical Corp. . . . . . . . . . . . . . . . . .          40,863
                                                                            ------------
                                                                                 111,825
                                                                            ------------

                   HOTEL/MOTEL - 0.18%
        1,000      Marriott International, Inc.. . . . . . . . . . . . .          71,063
                                                                            ------------

                   HOUSEHOLD PRODUCTS - 0.40%
          600      Clorox Co.. . . . . . . . . . . . . . . . . . . . . .          44,475
        1,600      Procter & Gamble Co.. . . . . . . . . . . . . . . . .         110,500
                                                                            ------------
                                                                                 154,975
                                                                            ------------

                   INSURANCE - 0.48%
        1,050      American International Group, Inc.. . . . . . . . . .         108,347
          400      General Re Corp.. . . . . . . . . . . . . . . . . . .          79,400
                                                                            ------------
                                                                                 187,747
                                                                            ------------

                   METALS - 0.11%
          600      Alcan Aluminium Ltd.. . . . . . . . . . . . . . . . .          20,850
          700      Freeport-McMoRan Copper & Gold, Inc.-Cl. B. . . . . .          20,169
                                                                            ------------
                                                                                  41,019
                                                                            ------------



               See Notes to Financial Statements on Pages 31 through 33

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO III

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


        SHARES                           DESCRIPTION                            VALUE
        ------                           -----------                        ------------
                   OFFICE EQUIPMENT AND COMPUTERS - 0.45%
        1,000      Hewlett-Packard Co. . . . . . . . . . . . . . . . . .    $     69,563
          600      International Business Machines Corp. . . . . . . . .          63,562
          500      Xerox Corp. . . . . . . . . . . . . . . . . . . . . .          42,094
                                                                            ------------
                                                                                 175,219
                                                                            ------------

                   OIL-DOMESTIC - 0.54%
          200      Atlantic Richfield Co.. . . . . . . . . . . . . . . .          17,087
        1,600      ENSCO International, Inc. . . . . . . . . . . . . . .          63,100
          300      Louisiana Land & Exploration Co.. . . . . . . . . . .          23,494
          800      Noble Drilling Corp. (a). . . . . . . . . . . . . . .          25,800
          400      Phillips Petroleum Co.. . . . . . . . . . . . . . . .          20,650
        1,400      Unocal Corp.. . . . . . . . . . . . . . . . . . . . .          60,550
                                                                            ------------
                                                                                 210,681
                                                                            ------------

                   OIL EQUIPMENT AND SERVICES - 0.18%
          800      Apache Corp.. . . . . . . . . . . . . . . . . . . . .          34,300
          400      Schlumberger Ltd. . . . . . . . . . . . . . . . . . .          33,675
                                                                            ------------
                                                                                  67,975
                                                                            ------------

                   OIL-INTERNATIONAL - 0.95%
          300      Amoco Corp. . . . . . . . . . . . . . . . . . . . . .          28,912
          400      Chevron Corp. . . . . . . . . . . . . . . . . . . . .          33,275
        1,200      Exxon Corp. . . . . . . . . . . . . . . . . . . . . .          76,875
          400      Mobil Corp. . . . . . . . . . . . . . . . . . . . . .          29,600
        1,600      Royal Dutch Petroleum Co. . . . . . . . . . . . . . .          88,800
        1,800      Texaco, Inc.. . . . . . . . . . . . . . . . . . . . .         110,588
                                                                            ------------
                                                                                 368,050
                                                                            ------------

                   PAPER AND FOREST PRODUCTS - 0.27%
          900      Champion International Corp.. . . . . . . . . . . . .          54,844
          900      International Paper Co. . . . . . . . . . . . . . . .          49,556
                                                                            ------------
                                                                                 104,400
                                                                            ------------

                   PRINTING AND PUBLISHING - 0.19%
        1,100      McGraw-Hill Companies, Inc. . . . . . . . . . . . . .          74,456
                                                                            ------------

                   RAILROADS - 0.12%
          500      Burlington Northern Santa Fe Corp.. . . . . . . . . .          48,313
                                                                            ------------

                   RETAIL - 0.61%
        1,219      Dollar General Corp.. . . . . . . . . . . . . . . . .          41,514
          800      Federated Department Stores, Inc. (a) . . . . . . . .          34,500
          900      Lowe's Companies, Inc.. . . . . . . . . . . . . . . .          34,987
          600      Nine West Group, Inc. (a) . . . . . . . . . . . . . .          23,588
          800      Tiffany & Co. . . . . . . . . . . . . . . . . . . . .          34,000
        1,800      Wal-Mart Stores, Inc. . . . . . . . . . . . . . . . .          65,925
                                                                            ------------
                                                                                 234,514
                                                                            ------------

                   TELECOMMUNICATIONS - 0.65%
        1,900      AT&T Corp.. . . . . . . . . . . . . . . . . . . . . .          84,194
        1,300      Comcast Corp.-Cl. A . . . . . . . . . . . . . . . . .          33,475
        1,300      MCI Communications Corp.. . . . . . . . . . . . . . .          38,187
        1,000      Motorola, Inc.. . . . . . . . . . . . . . . . . . . .          71,875
          500      Sprint Corp.. . . . . . . . . . . . . . . . . . . . .          25,000
                                                                            ------------
                                                                                 252,731
                                                                            ------------

                   TOBACCO - 0.29%
        2,700      Philip Morris Companies, Inc. . . . . . . . . . . . .         112,219
                                                                            ------------

                   UTILITY-ELECTRIC - 0.42%
          600      American Electric Power Co. . . . . . . . . . . . . .          27,300
          400      Dominion Resources, Inc.. . . . . . . . . . . . . . .          15,150
          900      FPL Group, Inc. . . . . . . . . . . . . . . . . . . .          46,125
          700      Ohio Edison Co. . . . . . . . . . . . . . . . . . . .          16,406
          800      PG&E Corp.. . . . . . . . . . . . . . . . . . . . . .          18,550
          500      Public Service Enterprise Group, Inc. . . . . . . . .          12,875
          700      Texas Utilities Co. . . . . . . . . . . . . . . . . .          25,200
                                                                            ------------
                                                                                 161,606
                                                                            ------------

                   UTILITY-GAS, NATURAL GAS - 0.15%
        1,000      Consolidated Natural Gas Co.. . . . . . . . . . . . .          58,188
                                                                            ------------

                   UTILITY-TELEPHONE - 0.64%
          300      Ameritech Corp. . . . . . . . . . . . . . . . . . . .          19,950
          300      Bell Atlantic Corp. . . . . . . . . . . . . . . . . .          24,131
          600      BellSouth Corp. . . . . . . . . . . . . . . . . . . .          27,750
        1,000      Frontier Corp.. . . . . . . . . . . . . . . . . . . .          23,000
        2,100      GTE Corp. . . . . . . . . . . . . . . . . . . . . . .          95,287
          388      Lucent Technologies, Inc. . . . . . . . . . . . . . .          31,574
          400      SBC Communications, Inc.. . . . . . . . . . . . . . .          24,550
                                                                            ------------
                                                                                 246,242
                                                                            ------------

TOTAL COMMON STOCKS (Cost $4,774,756). . . . . . . . . . . . . . . . . .       5,960,394
                                                                            ------------


     PRINCIPAL
      AMOUNT
     ---------
                   CORPORATE DEBT NON-CONVERTIBLE - 12.28%
                   FINANCIAL SERVICES - 6.64%
     $110,000      American Express Master Trust, 5.375%,
                     7/15/01 . . . . . . . . . . . . . . . . . . . . . .         107,929
       40,000      Bank Negara Indonesia, 7.625%, 2/15/07. . . . . . . .          38,794
       90,000      Bank of Boston Corp., 6.38%, 8/11/00. . . . . . . . .          90,079
      138,000      Bayerische Landesbank, 6.17%, 2/01/06 . . . . . . . .         135,524
      120,000      Chrysler Financial Corp., 6.11%, 7/28/99. . . . . . .         120,115
      100,000      Dao Heng Bank Ltd., 7.75%, 1/24/07 (c). . . . . . . .         102,850
      130,000      Felcor Suites LP, 7.625%, 10/01/07. . . . . . . . . .         128,972
      250,000      Ford Motor Credit Co., 6.25%, 11/8/00 . . . . . . . .         250,194
       25,000      International Bank Reconstruction &
                     Development, 8.875%, 3/01/26. . . . . . . . . . . .          31,313
      120,000      KFW International Finance, 8.20%, 6/01/06 . . . . . .         133,453
      125,000      Lehman Brothers Holdings-Ser. E, 6.30%,
                     8/11/99 . . . . . . . . . . . . . . . . . . . . . .         125,311
      150,000      Meditrust, 7.114%, 8/15/04. . . . . . . . . . . . . .         150,980
      225,000      Paine Webber Group, Inc., 9.25%, 12/15/01 . . . . . .         246,820
      200,000      Society National Bank, 7.85%, 11/01/02. . . . . . . .         211,567
       85,000      Spieker Properties, Inc., 7.50%, 10/01/27 . . . . . .          84,005
       60,000      Standard Credit Card Master Trust, 6.55%,
                     10/07/05. . . . . . . . . . . . . . . . . . . . . .          60,281
      160,000      St. George Bank Ltd., 7.15%, 6/18/07 (c). . . . . . .         161,834
      200,000      Vesta Capital, 8.525%, 1/15/27. . . . . . . . . . . .         216,779
      170,000      Wharf International Finance Ltd., 7.625%,
                     3/13/07 . . . . . . . . . . . . . . . . . . . . . .         172,095
                                                                            ------------
                                                                               2,568,895
                                                                            ------------

                   FOREIGN INDUSTRIAL - 0.50%
       17,000      Celulosa Arauco y Constitucion, 6.75%,
                     12/15/03. . . . . . . . . . . . . . . . . . . . . .          16,896
      175,000      Celulosa Arauco y Constitucion, 6.95%,
                     9/15/05 . . . . . . . . . . . . . . . . . . . . . .         175,245
                                                                            ------------
                                                                                 192,141
                                                                            ------------

                   INDUSTRIAL - 4.80%
       65,000      Allied Waste North America, 10.25%, 12/01/06. . . . .          71,338
       55,000      Auburn Hills Trust, 12.00%, 5/01/20 . . . . . . . . .          85,610




               See Notes to Financial Statements on Pages 31 through 33

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO III

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


     PRINCIPAL
       AMOUNT                              DESCRIPTION                         VALUE
     ---------                             -----------                      ------------
     $100,000      Banknorth Capital Trust I, 10.52%, 5/01/27 (c)  . . .    $    105,388
       65,000      Dillard Department Stores, Inc.-Cl. A, 7.15%,
                     2/01/07 . . . . . . . . . . . . . . . . . . . . . .          67,126
       80,000      Empress River Casino Finance, 10.75%,
                     4/01/02 . . . . . . . . . . . . . . . . . . . . . .          86,800
       45,000      Federated Department Stores, Inc., 8.50%,
                     6/15/03 . . . . . . . . . . . . . . . . . . . . . .          48,699
      200,000      IBM Credit Corp, 5.875%, 8/25/99. . . . . . . . . . .         199,076
      145,000      Laidlaw, Inc., 6.65%, 10/01/04. . . . . . . . . . . .         144,014
      130,000      Loewen Group International, Inc.-Ser. 4,
                     8.25%, 10/15/03 . . . . . . . . . . . . . . . . . .         136,322
      100,000      Marriott International, Inc.,  7.125%, 6/01/07. . . .         101,733
       65,000      Marriott International, Series A, 6.75%,
                     12/15/03. . . . . . . . . . . . . . . . . . . . . .          64,944
       35,000      Marriott International, Series B, 7.875%,
                     4/15/05 . . . . . . . . . . . . . . . . . . . . . .          37,127
      200,000      Merck & Co., 5.76%, 5/03/37 . . . . . . . . . . . . .         204,801
       80,000      Tenet Healthcare Corp., 8.625%, 12/01/03. . . . . . .          84,637
      140,000      Tenet Healthcare Corp., 9.625%, 9/01/02 . . . . . . .         153,650
      145,000      Texas Instruments, Inc., 6.75%, 7/15/99 . . . . . . .         146,966
      113,000      Worldcom, Inc., 9.375%, 1/15/04 . . . . . . . . . . .         120,326
                                                                            ------------
                                                                               1,858,557
                                                                            ------------

                   UTILITY - 0.34%
       50,000      Idaho Power Co., 8.00%, 3/15/04 . . . . . . . . . . .          53,643
       75,000      Potomac Edison Co., 8.00%, 6/01/24. . . . . . . . . .          78,501
                                                                            ------------
                                                                                 132,144
                                                                            ------------

TOTAL CORPORATE DEBT NON-CONVERTIBLE (Cost $4,677,760) . . . . . . . . .       4,751,737
                                                                            ------------

                   FOREIGN DEBT - 1.08%
       80,000      New Zealand Government, 10.625%, 11/15/05 . . . . . .         101,187
      110,000      Quebec Province, 7.22%, 7/22/36 . . . . . . . . . . .         117,711
      200,000      Republic of Lithuania, 7.125%, 7/22/02 (c). . . . . .         200,412
                                                                            ------------

TOTAL FOREIGN DEBT (Cost $410,644) . . . . . . . . . . . . . . . . . . .         419,310
                                                                            ------------

        SHARES
        ------
                   PREFERRED STOCKS - 1.07%
                   FINANCIAL SERVICES - 0.83%
          140      Home Ownership Funding Corp.. . . . . . . . . . . . .         135,800
          190      Home Ownership Funding Corp. II . . . . . . . . . . .         184,775
                                                                            ------------
                                                                                 320,575
                                                                            ------------

                   MISCELLANEOUS - 0.24%
           92      Broadway, 13.83%, 2/04/99 . . . . . . . . . . . . . .          93,380
                                                                            ------------

TOTAL PREFERRED STOCKS (Cost $422,000) . . . . . . . . . . . . . . . . .         413,955
                                                                            ------------
     PRINCIPAL
      AMOUNT
     ---------

                   U.S. GOVERNMENT AND AGENCY - 9.34%
     $373,378      FGHLMC, 6.50%, 8/01/11. . . . . . . . . . . . . . . .         371,278
      201,849      FGHLMC Gold, 9.50%, 2/01/25 . . . . . . . . . . . . .         216,398
      180,000      FNMA, 8.625%, 11/10/04. . . . . . . . . . . . . . . .         186,683
      412,957      FNMA, 6.00%, 12/01/08 . . . . . . . . . . . . . . . .         404,768
      472,409      FNMA, 7.50%, 7/01/11. . . . . . . . . . . . . . . . .         483,777
      900,000      FNMA, 7.50%, 9/01/21. . . . . . . . . . . . . . . . .         916,032
      200,000      FNMA, 8.50%, 7/01/25. . . . . . . . . . . . . . . . .         209,063
       80,000      FNMA, Global Bond, 6.35%, 11/23/01. . . . . . . . . .          79,962
      500,000      FNMA TBA, 7.00%, 9/01/21. . . . . . . . . . . . . . .         498,594
      256,416      GNMA, 6.50%, 9/15/23. . . . . . . . . . . . . . . . .         250,967
                                                                            ------------

TOTAL U.S. GOVERNMENT & AGENCY (Cost $3,574,507) . . . . . . . . . . . .       3,617,522
                                                                            ------------

                   U.S. TREASURY SECURITIES - 11.80%
      470,000      U.S. Treasury Bond, 7.625%, 11/15/22. . . . . . . . .         535,800
       30,000      U.S. Treasury Notes, 6.00%, 9/30/98 . . . . . . . . .          30,103
      420,000      U.S. Treasury Notes, 5.875%, 8/31/99. . . . . . . . .         420,393
    1,320,000      U.S. Treasury Notes, 6.00%, 8/15/00 . . . . . . . . .       1,324,536
      440,000      U.S. Treasury Notes, 5.625%, 11/30/00 . . . . . . . .         436,219
       50,000      U.S. Treasury Notes, 6.625%, 6/30/01. . . . . . . . .          51,070
      950,000      U.S. Treasury Notes, 5.875%, 9/30/02. . . . . . . . .         944,952
      150,000      U.S. Treasury Notes, 7.00%, 7/15/06 . . . . . . . . .         158,203
      330,000      U.S. Treasury Notes, 6.125%, 8/15/07. . . . . . . . .         330,207
      340,000      U.S. Treasury Notes, 6.375%, 8/15/27. . . . . . . . .         338,564
                                                                            ------------

TOTAL U.S. TREASURY SECURITIES (Cost $4,537,587) . . . . . . . . . . . .       4,570,047
                                                                            ------------

                   SHORT TERM INSTRUMENTS - 51.48%
                   MUTUAL FUNDS - 15.92%
    6,164,040      BT Institutional Cash Management Fund . . . . . . . .       6,164,040
                                                                            ------------

                   REPURCHASE AGEEMENT - 4.45%
    1,720,875      Sanwa Bank, dated 9/30/97, 6.02% principal
                   and interest in the amount of $1,721,163
                   due 10/01/97 (collateralized by U.S.
                   Treasury Notes, par value of $1,745,000,
                   7.00%, due 7/15/06, value of $1,743,233). . . . . . .       1,720,875
                                                                            ------------

                   TREASURY BILLS - 31.11%
   12,250,000      4.97% to 5.07% maturing 10/02/97 to
                     2/05/98 (d) . . . . . . . . . . . . . . . . . . . .      12,044,774
                                                                            ------------

TOTAL SHORT TERM INSTRUMENTS (Cost $19,927,597). . . . . . . . . . . . .      19,929,689
                                                                            ------------

TOTAL INVESTMENTS (Cost $38,324,851) . . . . . . . . . . .      102.45%       39,662,654
Liabilities in Excess of Other Assets. . . . . . . . . . .      (2.45)%         (948,236)
                                                                -------     ------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .      100.00%     $ 38,714,418
                                                                -------     ------------
                                                                -------     ------------

-------------------
(a) Non-income producing security
(b) The following abbreviations are used in the portfolio description:

FGHLMC --  Federal Gold Home Loan Mortgage Corporation
FNMA   --  Federal National Mortgage Association
GNMA   --  Government National Mortgage Association
TBA    --  To be announced

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Includes collateral with value of $248,116 for futures contracts.


               See Notes to Financial Statements on Pages 31 through 33

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIOS

STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     ASSET             ASSET            ASSET
                                                                                  MANAGEMENT       MANAGEMENT II   MANAGEMENT III
                                                                               ---------------    --------------   --------------
ASSETS
  Investments, at Value* . . . . . . . . . . . . . . . . . . . . . . . . . .   $   469,872,881    $   79,677,565   $   39,662,654
  Cash+. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,436,781         1,507,135          842,248
  Receivable for Securities Sold . . . . . . . . . . . . . . . . . . . . . .         3,464,140         1,294,444          889,260
  Dividends, Interest Receivable and Other . . . . . . . . . . . . . . . . .         1,173,859           304,524          194,557
  Net Unrealized Appreciation on Forward Currency Contracts. . . . . . . . .           713,780           135,435           67,240
                                                                               ---------------    --------------   --------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       482,661,441        82,919,103       41,655,959
                                                                               ---------------    --------------   --------------
LIABILITIES
  Due to Bankers Trust . . . . . . . . . . . . . . . . . . . . . . . . . . .           217,194            38,520           16,394
  Payable for Securities Purchased . . . . . . . . . . . . . . . . . . . . .        16,443,982         3,317,750        2,907,276
  Variation Margin Payable . . . . . . . . . . . . . . . . . . . . . . . . .           229,756            29,345           10,023
  Accrued Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . .             7,978             6,516            7,848
                                                                               ---------------    --------------   --------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        16,898,910         3,392,131        2,941,541
                                                                               ---------------    --------------   --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   465,762,531    $   79,526,972   $   38,714,418
                                                                               ---------------    --------------   --------------
                                                                               ---------------    --------------   --------------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   405,858,636    $   72,116,690   $   37,102,031
  Net Unrealized Appreciation on:
    Investments, Foreign Currencies and Forward Foreign Currency
       Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . .        57,400,651         6,955,782        1,406,006
    Futures Contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,503,244           454,500          206,381
                                                                               ---------------    --------------   --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   465,762,531    $   79,526,972   $   38,714,418
                                                                               ---------------    --------------   --------------
                                                                               ---------------    --------------   --------------

-------------------
*   Cost of $413,214,684, $72,860,763 and $38,324,851, respectively, including
    Repurchase Agreements amounting to $21,803,690, $4,153,020 and $1,720,875, respectively.
+   Includes foreign currency of $6,670,695, $1,189,152 and $630,882, respectively, with a value of $6,699,369, $1,192,697 and $631,845, respectively.


               See Notes to Financial Statements on Pages 31 through 33

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIOS

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                    ASSET              ASSET            ASSET
                                                                                  MANAGEMENT       MANAGEMENT II   MANAGEMENT III
                                                                               ---------------    --------------   --------------
INVESTMENT INCOME
  Dividends* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     1,818,976    $      204,748   $       46,712
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,570,504         1,394,184          882,141
                                                                               ---------------    --------------   --------------
Total Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . .         7,389,480         1,598,932          928,853
                                                                               ---------------    --------------   --------------
EXPENSES
  Advisory Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,345,804           235,839          117,556
  Administration and Services Fees . . . . . . . . . . . . . . . . . . . . .           207,047            36,283           18,086
  Professional Fees and Other. . . . . . . . . . . . . . . . . . . . . . . .            11,616             8,118           10,994
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,103             1,103            1,103
                                                                               ---------------    --------------   --------------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,565,570           281,343          147,739
  Less Expenses Absorbed by Bankers Trust. . . . . . . . . . . . . . . . . .          (323,289)          (63,646)         (39,225)
     Net Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,242,281           217,697          108,514
                                                                               ---------------    --------------   --------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,147,199         1,381,235          820,339
                                                                               ---------------    --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN
 CURRENCIES, FORWARD FOREIGN CURRENCY AND FUTURES CONTRACTS
  Net Realized Gain (Loss) from:
     Investment, Foreign Currency and Forward Foreign Currency
       Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (672,721)          (33,971)          25,780
     Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . .        11,953,197         2,131,133          946,730
  Net Change in Unrealized Appreciation on:
     Investments, Foreign Currency and Forward Foreign Currency
       Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . .        47,650,354         5,683,023        1,579,601
     Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,810,972           913,853          436,543
                                                                               ---------------    --------------   --------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCIES,
 FORWARD FOREIGN CURRENCY AND FUTURES CONTRACTS. . . . . . . . . . . . . . .        63,741,802         8,694,038        2,988,654
                                                                               ---------------    --------------   --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . . . . . .   $    69,889,001    $   10,075,273   $    3,808,993
                                                                               ---------------    --------------   --------------
                                                                               ---------------    --------------   --------------


-------------------
*   Net of foreign withholding tax of $15,155, $1,935 and $396, respectively.


               See Notes to Financial Statements on Pages 31 through 33

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 ASSET MANAGEMENT
                                                                                         FOR THE                 FOR THE
                                                                                     SIX MONTHS ENDED           YEAR ENDED
                                                                                    SEPTEMBER 30, 1997+       MARCH 31, 1997
                                                                                    -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         6,147,199    $         9,037,347
  Net Realized Gain from Investments, Foreign Currencies, Forward Foreign
     Currency and Futures Contracts. . . . . . . . . . . . . . . . . . . . . .               11,280,476             29,068,603
  Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign
     Currencies, Forward Foreign Currency and Futures Contracts. . . . . . . .               52,461,326             (1,730,893)
                                                                                    -------------------    -------------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . .               69,889,001             36,375,057
                                                                                    -------------------    -------------------
CAPITAL TRANSACTIONS
  Proceeds from Capital Invested . . . . . . . . . . . . . . . . . . . . . . .              101,721,405            166,792,562
  Value of Capital Withdrawn . . . . . . . . . . . . . . . . . . . . . . . . .              (54,386,568)           (94,771,334)
                                                                                    -------------------    -------------------
Net Increase in Net Assets from Capital Transactions . . . . . . . . . . . . .               47,334,837             72,021,228
                                                                                    -------------------    -------------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .              117,223,838            108,396,285
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              348,538,693            240,142,408
                                                                                    -------------------    -------------------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       465,762,531    $       348,538,693
                                                                                    -------------------    -------------------
                                                                                    -------------------    -------------------



                                                                                              ASSET MANAGEMENT II
                                                                                         FOR THE                 FOR THE
                                                                                     SIX MONTHS ENDED           YEAR ENDED
                                                                                    SEPTEMBER 30, 1997+       MARCH 31, 1997
                                                                                    -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         1,381,235    $         2,215,078
  Net Realized Gain from Investments, Foreign Currencies, Forward Foreign
     Currency and Futures Contracts. . . . . . . . . . . . . . . . . . . . . .                2,097,162              4,207,235
  Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign
     Currencies, Forward Foreign Currency and Futures Contracts. . . . . . . .                6,596,876               (257,947)
                                                                                    -------------------    -------------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . .               10,075,273              6,164,366
                                                                                    -------------------    -------------------
CAPITAL TRANSACTIONS
  Proceeds from Capital Invested . . . . . . . . . . . . . . . . . . . . . . .               13,544,316             15,936,234
  Value of Capital Withdrawn . . . . . . . . . . . . . . . . . . . . . . . . .               (5,868,544)           (11,724,221)
                                                                                    -------------------    -------------------
Net Increase in Net Assets from Capital Transactions . . . . . . . . . . . . .                7,675,772              4,212,013
                                                                                    -------------------    -------------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .               17,751,045             10,376,379
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               61,775,927             51,399,548
                                                                                    -------------------    -------------------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        79,526,972     $       61,775,927
                                                                                    -------------------    -------------------
                                                                                    -------------------    -------------------


+   Unaudited


               See Notes to Financial Statements on Pages 31 through 33

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                            ASSET MANAGEMENT III
                                                                                         ----------------------------
                                                                                         FOR THE               FOR THE
                                                                                     SIX MONTHS ENDED         YEAR ENDED
                                                                                    SEPTEMBER 30, 1997+      MARCH 31, 1997
                                                                                    -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . .      $           820,339   $          1,435,870
  Net Realized Gain from Investments, Foreign Currencies, Forward Foreign
     Currency and Futures Contracts. . . . . . . . . . . . . . . . . . . . . .                  972,510              1,896,802
  Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign
     Currencies, Forward Foreign Currency and Futures Contracts. . . . . . . .                2,016,144               (778,720)
                                                                                    -------------------    -------------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . .                3,808,993              2,553,952
                                                                                    -------------------    -------------------
CAPITAL TRANSACTIONS
  Proceeds from Capital Invested . . . . . . . . . . . . . . . . . . . . . . .                6,881,157              7,831,235
  Value of Capital Withdrawn . . . . . . . . . . . . . . . . . . . . . . . . .               (4,517,268)            (6,712,316)
                                                                                    -------------------    -------------------
Net Increase in Net Assets from Capital Transactions . . . . . . . . . . . . .                2,363,889              1,118,919
                                                                                    -------------------    -------------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .                6,172,882              3,672,871
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               32,541,536             28,868,665
                                                                                    -------------------    -------------------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        38,714,418    $        32,541,536
                                                                                    -------------------    -------------------
                                                                                    -------------------    -------------------


-------------------
+   Unaudited


               See Notes to Financial Statements on Pages 31 through 33

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIOS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected ratios to average net assets and other supplemental data for each period indicated for the Asset Management Portfolios.



                                                                          ASSET MANAGEMENT PORTFOLIO I
                                               -----------------------------------------------------------------------------------
                                                                                                               FOR THE PERIOD
                                                                               FOR THE YEAR ENDED             SEPTEMBER 16, 1993
                                                    FOR THE                         MARCH 31,                  (COMMENCEMENT
                                                SIX MONTHS ENDED   ----------------------------------------   OF OPERATIONS) TO
                                               SEPTEMBER 30, 1997+    1997            1996           1995       MARCH 31, 1994
                                               ------------------- ---------  ----------------  ----------  ----------------------
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) .       $465,763        $348,539        $240,142        $96,529         $36,283
  Ratios to Average Net Assets:
     Net Investment Income . . . . . . . . .         2.97%*           3.12%           3.99%          3.78%          2.83%*
     Expenses. . . . . . . . . . . . . . . .         0.60%*           0.60%           0.60%          0.60%          0.60%*
     Decrease Reflected in Above Expense
       Ratio Due to Absorption of Expenses
       by Bankers Trust. . . . . . . . . . .         0.16%*           0.16%           0.17%          0.19%          0.33%*
  Portfolio Turnover Rate. . . . . . . . . .            70%            137%            154%            92%             56%
  Average Commissions Paid per Share** . . .         0.0563          0.0466

                                                                          ASSET MANAGEMENT PORTFOLIO II
                                               -----------------------------------------------------------------------------------
                                                                                                                FOR THE PERIOD
                                                                               FOR THE YEAR ENDED              OCTOBER 14, 1993
                                                    FOR THE                         MARCH 31,                   (COMMENCEMENT
                                                SIX MONTHS ENDED   ----------------------------------------   OF OPERATIONS) TO
                                               SEPTEMBER 30, 1997+    1997            1996           1995       MARCH 31, 1994
                                               ------------------- ---------  ----------------  ----------  ----------------------
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) .        $79,527         $61,776         $51,400        $25,604         $19,175
  Ratios to Average Net Assets:
     Net Investment Income . . . . . . . . .         3.81%*           3.87%           4.55%          4.41%          3.17%*
     Expenses. . . . . . . . . . . . . . . .         0.60%*           0.60%           0.60%          0.60%          0.60%*
     Decrease Reflected in Above Expense
       Ratio Due to Absorption of Expenses
       by Bankers Trust. . . . . . . . . . .          0.18%*          0.20%           0.20%          0.27%          0.48%*
  Portfolio Turnover Rate. . . . . . . . . .           108%            209%            208%           105%             79%
  Average Commissions Paid per Share** . . .         0.0430          0.0476

                                                                          ASSET MANAGEMENT PORTFOLIO III
                                               -----------------------------------------------------------------------------------
                                                                                                                FOR THE PERIOD
                                                                               FOR THE YEAR ENDED              OCTOBER 14, 1993
                                                    FOR THE                         MARCH 31,                   (COMMENCEMENT
                                                SIX MONTHS ENDED   ----------------------------------------   OF OPERATIONS) TO
                                               SEPTEMBER 30, 1997+    1997            1996           1995       MARCH 31, 1994
                                               ------------------- ---------  ----------------  ----------  ----------------------
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) .        $38,714         $32,542         $28,869        $21,202         $17,586
  Ratios to Average Net Assets:
     Net Investment Income . . . . . . . . .         4.54%*           4.64%           5.04%          4.87%          3.51%*
     Expenses. . . . . . . . . . . . . . . .         0.60%*           0.60%           0.60%          0.60%          0.60%*
     Decrease Reflected in Above Expense
       Ratio Due to Absorption of Expenses
       by Bankers Trust. . . . . . . . . . .         0.22%*           0.23%           0.22%          0.30%          0.49%*
  Portfolio Turnover Rate. . . . . . . . . .           198%            307%            221%           111%             84%
  Average Commissions Paid per Share** . . .         0.0286          0.0419


-------------------
+   Unaudited
*   Annualized
** For fiscal years beginning on or after September 1, 1995, the portfolio is required to disclose its average commission rate per share for security trades on which commissions are charged.


               See Notes to Financial Statements on Pages 31 through 33

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III (each a "Portfolio," and collectively, the "Portfolios") are registered under the Investment Company Act of 1940 ("the Act"), as amended, as open-end management investment companies. The Portfolios were organized and commenced operations as follows:

                           ORGANIZATION        COMMENCEMENT
PORTFOLIO                      DATE           OF OPERATIONS
---------               ----------------    ------------------
Asset Management            June 9, 1992    September 16, 1993
Asset Management II     October 28, 1992      October 14, 1993
Asset Management III    October 28, 1992      October 15, 1993

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolios.

B. SECURITY VALUATION
The Portfolios' investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITY TRANSACTIONS AND INTEREST INCOME
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolios are allocated pro rata among the investors in the Portfolios at the time of such determination.

D. REPURCHASE AGREEMENTS
Each of the Portfolios may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. FOREIGN CURRENCY TRANSACTIONS
The books and records of the Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. FORWARD FOREIGN CURRENCY CONTRACTS
Each Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. OPTION CONTRACTS
Each Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment, valued at mark-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. FUTURES CONTRACTS
Each Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. Each Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. FEDERAL INCOME TAXES
It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

J. OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolios have entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Portfolios in return for a fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolios' average daily net assets. For the six months ended September 30, 1997, these fees aggregated $207,047, $36,283 and $18,086 for the Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III, respectively.

The Portfolios have entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.65 of 1% of each Portfolios' average daily net assets, For the six months ended September 30, 1997, these fees aggregated $1,345,804, $235,839 and $117,556 for the Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III, respectively.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of each Portfolio, to the extent necessary, to limit all expenses to 0.60 of 1% of the average daily net assets of each Portfolio. For the six months ended September 30, 1997, expenses of the Asset Management Portfolio, the Asset Management Portfolio II and Asset Management Portfolio III have been reduced by $323,289, $63,646 and $39,225, respectively.

Certain trustees and officers of the Portfolios are also directors, officers and/or employees of Edgewood and/or Signature. None of the trustees so affiliated received compensation for services as trustees of the Portfolios. Similarly, none of the Portfolios' officers received compensation from the Portfolios.

For the six months ended September 30, 1997, the Asset Management Portfolio, Asset Management Portfolio II and the Asset Management Portfolio III paid brokerage commissions of $15,372, $1,332 and $276, respectively.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended September 30, 1997, were as follows:

PORTFOLIO                              PURCHASES             SALES
---------                         ----------------    ----------------
Asset Management. . . . . . .     $    194,789,800    $    194,876,973
Asset Management II . . . . .           45,870,789          45,203,989
Asset Management III. . . . .           37,607,361          38,150,036

For federal income tax purposes, the tax basis of investments held at September 30, 1997, was as follows:

PORTFOLIO                          COST-TAX BASIS
---------                         ----------------
Asset Management. . . . . . .     $    413,489,825
Asset Management II . . . . .            72,891,121
Asset Management III. . . . .               38,331,813

The aggregate gross unrealized appreciation and depreciation for all investments as of September 30, 1997, were as follows:

PORTFOLIO                           APPRECIATION       DEPRECIATION
---------                         ----------------    ----------------
Asset Management. . . . . . .     $     58,278,514    $      1,895,458
Asset Management II . . . . .            7,031,277             244,833
Asset Management III. . . . .            1,403,647              72,806

--------------------------------------------------------------------------------
NOTE 4--FUTURES CONTRACTS
A summary of obligations under these financial instruments at September 30, 1997 is as follows:

                              ASSET MANAGEMENT PORTFOLIO
                              --------------------------


                                                                                                                      UNREALIZED
TYPE OF FUTURES                        EXPIRATION              CONTRACTS           POSITION      MARKET VALUE        APPRECIATION
---------------                        ----------              ---------           --------      ------------        ------------
S&P 500                             December 1997                 137                Long       $  65,383,250        $  1,078,875
French 10 Year Bond Futures         December 1997                 113                Long           9,520,070              91,540
US Treasury Futures                 December 1997                 251                Long          27,641,375             298,062
Japanese Bond Futures               December 1997                  25                Long          26,714,576             360,124
Australian 10 Year Bond Futures     December 1997                 127                Long          81,121,285             375,298
DAX Index Futures                   December 1997                  99                Long          23,498,809             299,345
                                                                  ---                           -------------       -------------
Total                                                             752                           $ 233,879,365        $  2,503,244
                                                                  ---                           -------------       -------------
                                                                  ---                           -------------       -------------


--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                            ASSET MANAGEMENT PORTFOLIO II
                            -----------------------------



                                                                                                                      UNREALIZED
TYPE OF FUTURES                        EXPIRATION              CONTRACTS           POSITION      MARKET VALUE        APPRECIATION
---------------                        ----------              ---------           --------      ------------        ------------
S&P 500                             December 1997                  19                Long        $  9,067,750           $ 149,625
French 10 Year Bond Futures         December 1997                  36                Long           3,032,943              29,163
US Treasury Futures                 December 1997                 125                Long          13,765,625             148,344
Japanese Bond Futures               December 1997                   4                Long           4,274,332              57,620
Australian 10 Year Bond Futures     December 1997                   6                Long           3,832,502              18,345
DAX Index Futures                   December 1997                  17                Long           4,035,149              51,403
                                                                  ---                           -------------       -------------
Total                                                             207                            $ 38,008,301           $ 454,500
                                                                  ---                           -------------       -------------
                                                                  ---                           -------------       -------------


                            ASSET MANAGEMENT PORTFOLIO III
                            ------------------------------



                                                                                                                      UNREALIZED
TYPE OF FUTURES                        EXPIRATION              CONTRACTS           POSITION      MARKET VALUE        APPRECIATION
---------------                        ----------              ---------           --------      ------------        ------------
S&P 500                             December 1997                   8                Long        $  3,818,000           $  63,000
French 10 Year Bond Futures         December 1997                  19                Long           1,600,720              15,392
US Treasury Futures                 December 1997                  58                Long           6,387,250              68,875
Japanese Bond Futures               December 1997                   2                Long           2,137,166              28,809
Australian 10 Year Bond Futures     December 1997                   2                Long           1,277,500               6,115
DAX Index Futures                   December 1997                   8                Long           1,898,894              24,190
                                                                  ---                           -------------       -------------
Total                                                              97                            $ 17,119,530           $ 206,381
                                                                  ---                           -------------       -------------
                                                                  ---                           -------------       -------------


At September 30, 1997, the Portfolios have segregated sufficient securities to cover margin requirements on open futures contracts.

--------------------------------------------------------------------------------
NOTE 5--OPEN FORWARD FOREIGN CURRENCY CONTRACTS
As of September 30, 1997, the Portfolio had the following open forward foreign currency contracts outstanding:

                              ASSET MANAGEMENT PORTFOLIO
                              --------------------------



                                                                                       Net Unrealized
  Contracts to Deliver    In Exchange for              Settlement Date   Value (USD)  Appreciation (USD)
  --------------------    ---------------              ---------------   -----------  ------------------
Sales
DEM           24,922,000        USD         13,755,381     10/6/97      $ 14,157,010      $ 401,629
FRF           59,648,000        USD          9,777,159     10/6/97        10,089,310        312,151
                                                                                         ----------
Total                                                                                     $ 713,780
                                                                                         ----------
                                                                                         ----------

                           ASSET MANAGEMENT PORTFOLIO II
                           -----------------------------


                                                                                        Net Unrealized
  Contracts to Deliver     In Exchange for              Settlement Date   Value (USD)  Appreciation (USD)
  --------------------     ---------------              ---------------   -----------  ------------------
Sales
DEM            2,227,000        USD          1,229,164     10/6/97      $  1,265,053      $  35,889
FRF           19,022,000        USD          3,117,977     10/6/97         3,217,523         99,546
                                                                                         ----------
Total                                                                                     $ 135,435
                                                                                         ----------
                                                                                         ----------

                           ASSET MANAGEMENT PORTFOLIO III
                           ------------------------------


                                                                                        Net Unrealized
  Contracts to Deliver     In Exchange for              Settlement Date   Value (USD)  Appreciation (USD)
  --------------------     ---------------              ---------------   -----------  ------------------
Sales
DEM              852,000        USD            470,251     10/6/97      $    483,981       $ 13,730
FRF           10,225,000        USD          1,676,023     10/6/97         1,729,533         53,510
                                                                                         ----------
Total                                                                                      $ 67,240
                                                                                         ----------
                                                                                         ----------


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                                          34

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                                          35

BT INVESTMENT LIFECYCLE FUNDS
LIFECYCLE LONG RANGE
LIFECYCLE MID RANGE
LIFECYCLE SHORT RANGE



INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897


CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105


COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022

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